SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 64.2%
	Shares	Value
BERMUDA — 0.0%
RenaissanceRe Holdings	287	$82,125

CHINA — 0.1%
NXP Semiconductors	1,853	425,023

IRELAND — 0.5%
Accenture, Cl A	5,702	2,066,234

MEXICO — 0.0%
Southern Copper	458	45,960

SOUTH KOREA — 0.0%
Coupang, Cl A *	811	20,567

SWITZERLAND — 0.1%
TE Connectivity	1,517	229,249

UNITED STATES — 63.5%
COMMUNICATION SERVICES — 5.0%
Alphabet, Cl A	20,754	3,506,388
Alphabet, Cl C	15,466	2,636,798
AT&T	30,892	715,459
Atlanta Braves Holdings, Cl C *	86	3,470
Charter Communications, Cl A *	424	168,313
Comcast, Cl A	20,717	894,767
Electronic Arts	938	153,522
Fox, Cl A	2,772	130,617
Fox, Cl B	2,648	118,445
GCI Liberty * (1)	1,489	—
Interpublic Group	1,735	53,455
Liberty Media -Liberty Formula One, Cl C *	1,373	121,318
Live Nation Entertainment *	1,042	144,057
Meta Platforms, Cl A	15,078	8,659,597
Netflix *	2,447	2,170,024
News, Cl A	2,994	87,874
News, Cl B	1,153	37,000
Omnicom Group	1,637	171,590
Pinterest, Cl A *	2,563	77,710

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
ROBLOX, Cl A *	653	$32,735
Sirius XM Holdings	3,070	82,737
Snap, Cl A *	4,654	54,964
Spotify Technology *	140	66,774
Take-Two Interactive Software *	528	99,465
T-Mobile US	1,852	457,333
Trade Desk, Cl A *	607	78,030
Verizon Communications	32,911	1,459,274
Walt Disney	5,223	613,546
Warner Bros Discovery *	10,635	111,455
		22,906,717

CONSUMER DISCRETIONARY — 7.1%
Airbnb, Cl A *	497	67,647
Amazon.com *	28,913	6,010,724
Aptiv *	1,406	78,075
AutoNation *	7,727	1,382,283
AutoZone *	177	561,009
Best Buy	2,150	193,500
Booking Holdings	82	426,562
Burlington Stores *	468	131,920
CarMax *	898	75,405
Carnival *	5,725	145,587
Carvana, Cl A *	499	129,950
Cava Group *	312	43,961
Chipotle Mexican Grill, Cl A *	6,100	375,272
Choice Hotels International	751	113,581
Churchill Downs	381	54,144
Darden Restaurants	1,101	194,073
Deckers Outdoor *	3,549	695,462
Dick's Sporting Goods	6,318	1,309,342
Domino's Pizza	462	220,000
DoorDash, Cl A *	921	166,222
DR Horton	5,814	981,287
DraftKings, Cl A *	1,540	67,221
eBay	3,214	203,414
Expedia Group *	868	160,250
Floor & Decor Holdings, Cl A *	270	30,297
Ford Motor	26,156	291,116
Gap	11,651	282,537

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Garmin	1,308	$278,081
General Motors	4,393	244,207
Genuine Parts	1,331	168,678
H&R Block	1,278	75,760
Hilton Worldwide Holdings	634	160,681
Home Depot	4,177	1,792,476
Hyatt Hotels, Cl A	425	67,125
Las Vegas Sands	3,090	163,955
Lennar, Cl A	3,383	589,961
Lennar, Cl B	300	49,449
LKQ	572	22,474
Lowe's	3,180	866,327
Lululemon Athletica *	595	190,793
Marriott International, Cl A	630	182,127
McDonald's	2,047	605,932
NIKE, Cl B	3,125	246,156
NVR *	26	240,125
Ollie's Bargain Outlet Holdings *	332	32,851
O'Reilly Automotive *	386	479,883
Penske Automotive Group	7,045	1,173,274
Pool	917	345,792
PulteGroup	8,445	1,142,355
Ralph Lauren, Cl A	644	149,022
Rivian Automotive, Cl A *	3,071	37,558
Ross Stores	2,120	328,324
Royal Caribbean Cruises	7,313	1,784,811
Service International	268	23,742
SharkNinja	560	56,308
Starbucks	2,498	255,945
Tesla *	3,337	1,151,799
TJX	3,445	433,002
Toll Brothers	12,629	2,085,932
TopBuild *	159	62,112
Tractor Supply	2,572	729,599
Ulta Beauty *	475	183,654
Williams-Sonoma	9,258	1,592,561
Wingstop	225	73,973
Yum! Brands	1,600	222,304
		32,679,949

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — 3.7%
Altria Group	5,769	$333,102
Archer-Daniels-Midland	3,138	171,335
BJ's Wholesale Club Holdings *	303	29,179
Brown-Forman, Cl A	359	14,848
Brown-Forman, Cl B	2,007	84,455
Bunge Global	667	59,857
Campbell Soup	1,674	77,339
Casey's General Stores	1,107	465,925
Church & Dwight	879	96,804
Clorox	754	126,046
Coca-Cola	13,951	893,980
Colgate-Palmolive	3,023	292,113
Conagra Brands	2,688	74,054
Constellation Brands, Cl A	809	194,929
Costco Wholesale	1,314	1,277,050
Dollar General	1,776	137,232
Dollar Tree *	2,152	153,373
General Mills	4,001	265,106
Hershey	658	115,894
Hormel Foods	3,298	106,954
Kellanova	3,205	260,534
Kenvue	9,502	228,808
Keurig Dr Pepper	4,510	147,252
Kimberly-Clark	1,284	178,925
Kraft Heinz	5,219	166,851
Kroger	8,706	531,763
McCormick	667	52,207
Mondelez International, Cl A	3,423	222,324
Monster Beverage *	3,613	199,185
PepsiCo	6,683	1,092,336
Performance Food Group *	1,259	111,094
Philip Morris International	3,855	512,946
Procter & Gamble	8,166	1,463,837
Sysco	4,239	326,869
Target	8,080	1,069,065
Tyson Foods, Cl A	374	24,123
US Foods Holding *	3,133	218,589
Walmart	55,078	5,094,715
WK Kellogg	1,077	22,402
		16,893,400

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — 2.5%
Baker Hughes, Cl A	6,926	$304,398
Cheniere Energy	1,935	433,459
Chevron	6,942	1,124,118
ConocoPhillips	8,441	914,515
Coterra Energy	4,350	116,232
Devon Energy	12,909	489,897
Diamondback Energy	5,506	977,811
EOG Resources	3,408	454,150
EQT	2,836	128,868
Exxon Mobil	23,405	2,760,854
Halliburton	8,943	284,924
Hess	2,439	358,972
Kinder Morgan	12,238	345,968
Marathon Petroleum	4,453	695,336
Occidental Petroleum	6,668	337,267
ONEOK	1,690	191,984
Phillips 66	1,718	230,178
Schlumberger	5,583	245,317
Targa Resources	2,215	452,524
Texas Pacific Land	103	164,809
Valero Energy	2,073	288,313
Williams	3,528	206,459
		11,506,353

FINANCIALS — 9.7%
Affirm Holdings, Cl A *	1,188	83,172
Aflac	4,970	566,580
Allstate	4,063	842,626
Ally Financial	818	32,704
American Express	2,555	778,457
American Financial Group	238	34,953
American International Group	3,061	235,330
Ameriprise Financial	3,182	1,826,373
Aon, Cl A	1,598	625,681
Apollo Global Management	1,166	204,085
Arch Capital Group	8,852	891,573
Ares Management, Cl A	635	112,224
Arthur J Gallagher	634	197,960
Assurant	1,374	312,035
Assured Guaranty	9,901	923,565

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Bank of America	22,174	$1,053,487
Bank of New York Mellon	4,274	349,912
Bank OZK	3,480	173,896
Berkshire Hathaway, Cl B *	4,970	2,400,609
BlackRock Funding	299	305,817
Blackstone, Cl A	606	115,801
Block, Cl A *	2,074	183,653
Brown & Brown	1,634	184,805
Capital One Financial	1,081	207,563
Carlyle Group	3,728	198,441
Cboe Global Markets	619	133,611
Charles Schwab	4,190	346,764
Chubb	1,111	320,779
Cincinnati Financial	1,043	166,703
Citigroup	5,968	422,952
Citizens Financial Group	19,944	960,104
CME Group, Cl A	1,292	307,496
Coinbase Global, Cl A *	300	88,860
Corebridge Financial	5,662	183,279
Corpay *	765	291,603
Discover Financial Services	1,723	314,327
East West Bancorp	8,019	879,524
Equitable Holdings	2,314	111,604
Erie Indemnity, Cl A	132	58,154
Everest Group	277	107,354
FactSet Research Systems	217	106,475
Fidelity National Financial	6,086	385,792
Fidelity National Information Services	1,785	152,260
Fifth Third Bancorp	4,565	219,394
First American Financial	1,494	104,804
First Citizens BancShares, Cl A	258	592,110
First Hawaiian	17,537	484,197
Fiserv *	1,563	345,360
Global Payments	1,022	121,577
Goldman Sachs Group	875	532,499
Hartford Financial Services Group	5,317	655,639
Huntington Bancshares	10,403	187,358
Interactive Brokers Group, Cl A	186	35,543
Intercontinental Exchange	1,928	310,331
Jack Henry & Associates	664	116,984
Jefferies Financial Group	2,725	215,656

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
JPMorgan Chase	32,042	$8,001,528
KeyCorp	5,806	113,101
Kinsale Capital Group	96	48,810
KKR	1,501	244,468
Loews	1,638	142,064
LPL Financial Holdings	607	197,366
M&T Bank	956	210,310
Markel Group *	83	147,982
Marsh & McLennan	1,840	429,143
Mastercard, Cl A	3,074	1,638,258
MetLife	3,911	345,068
Moody's	645	322,487
Morgan Stanley	9,062	1,192,650
Morningstar	412	145,910
MSCI, Cl A	334	203,616
Nasdaq	6,501	539,518
Northern Trust	1,519	168,852
OneMain Holdings, Cl A	921	52,819
PayPal Holdings *	1,941	168,421
PNC Financial Services Group	1,429	306,835
Primerica	441	133,513
Principal Financial Group	1,341	116,788
Progressive	5,413	1,455,447
Prudential Financial	2,024	261,926
Raymond James Financial	1,436	243,086
Regions Financial	5,240	142,842
Reinsurance Group of America, Cl A	824	188,202
Robinhood Markets, Cl A *	3,221	120,916
S&P Global	645	337,019
State Street	2,265	223,125
Synchrony Financial	2,666	180,008
T Rowe Price Group	749	92,756
Toast, Cl A *	1,965	85,556
Tradeweb Markets, Cl A	569	77,100
Travelers	2,094	557,088
Truist Financial	1,659	79,101
Unum Group	418	32,144
US Bancorp	5,768	307,377
Visa, Cl A	5,387	1,697,336
Wells Fargo	9,638	734,126
Willis Towers Watson	785	252,770

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
WR Berkley	5,336	$344,439
Zions Bancorp	3,144	190,275
		44,572,541

HEALTH CARE — 5.7%
Abbott Laboratories	4,221	501,328
AbbVie	7,688	1,406,366
Agilent Technologies	1,872	258,280
Align Technology *	224	52,140
Alnylam Pharmaceuticals *	566	143,238
Amgen	2,151	608,453
Avantor *	2,707	57,009
Baxter International	2,757	92,938
Becton Dickinson	734	162,875
Biogen *	647	103,928
Bio-Techne	513	38,660
Boston Scientific *	3,033	274,972
Bristol-Myers Squibb	9,321	551,990
Bruker	600	34,770
Cardinal Health	1,086	132,753
Cencora, Cl A	4,441	1,117,134
Centene *	3,226	193,560
Cigna Group	2,017	681,343
Cooper *	1,536	160,451
CVS Health	2,921	174,822
Danaher	4,516	1,082,440
DaVita *	207	34,397
DexCom *	882	68,787
Edwards Lifesciences *	1,683	120,082
Elevance Health	1,062	432,192
Eli Lilly	5,124	4,075,373
Fortrea Holdings *	905	19,050
GE HealthCare Technologies	2,198	182,918
Gilead Sciences	7,079	655,374
GRAIL *	51	892
HCA Healthcare	4,393	1,437,477
Hologic *	1,266	100,647
Humana	442	131,000
ICON *	103	21,656
IDEXX Laboratories *	827	348,787

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Illumina *	307	$44,254
Incyte *	1,174	87,569
Insulet *	229	61,093
Intuitive Surgical *	359	194,578
IQVIA Holdings *	1,292	259,485
Johnson & Johnson	8,350	1,294,333
Labcorp Holdings	897	216,321
McKesson	739	464,461
Medtronic	2,286	197,830
Merck	6,788	689,932
Mettler-Toledo International *	106	132,627
Moderna *	1,867	80,393
Molina Healthcare *	810	241,299
Natera *	208	34,898
Neurocrine Biosciences *	634	80,359
Pfizer	10,029	262,860
Quest Diagnostics	2,786	453,171
Regeneron Pharmaceuticals *	228	171,050
ResMed	934	232,585
Revvity	679	78,859
Royalty Pharma, Cl A	2,289	61,025
Sarepta Therapeutics *	356	47,469
Solventum *	436	31,178
STERIS	725	158,818
Stryker	778	305,093
Teleflex	293	56,505
Tenet Healthcare *	591	84,324
Thermo Fisher Scientific	1,564	828,341
United Therapeutics *	2,480	918,815
UnitedHealth Group	2,501	1,526,110
Universal Health Services, Cl B	704	144,320
Veeva Systems, Cl A *	247	56,279
Vertex Pharmaceuticals *	805	376,845
Viatris, Cl W	4,807	62,924
Waters *	379	145,809
West Pharmaceutical Services	357	116,268
Zimmer Biomet Holdings	629	70,511
Zoetis, Cl A	3,088	541,172
		26,267,845

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — 10.6%
3M	1,746	$233,143
A O Smith	380	28,306
Advanced Drainage Systems	211	28,546
AECOM	2,872	335,938
Air Lease, Cl A	1,766	89,889
Allegion	249	35,069
Allison Transmission Holdings	3,317	393,064
Amentum Holdings *	927	22,572
AMETEK	1,976	384,095
Automatic Data Processing	1,516	465,306
Axon Enterprise *	214	138,449
Boeing *	866	134,611
Booz Allen Hamilton Holding, Cl A	5,247	777,500
Broadridge Financial Solutions	1,887	445,370
Builders FirstSource *	10,598	1,976,209
Carlisle	1,107	505,567
Carrier Global	2,275	176,017
Caterpillar	1,816	737,496
CH Robinson Worldwide	448	47,300
Cintas	5,228	1,180,430
Clean Harbors *	367	95,453
CNH Industrial	3,603	45,254
Comfort Systems USA	114	56,233
Copart *	10,645	674,787
CSX	11,122	406,509
Cummins	1,258	471,800
Curtiss-Wright	177	66,133
Deere	1,092	508,763
Delta Air Lines	21,674	1,383,235
Dover	4,020	827,718
Eaton	5,848	2,195,456
EMCOR Group	302	154,056
Emerson Electric	1,298	172,115
Equifax	727	190,154
Esab	4,875	629,265
Expeditors International of Washington	1,221	148,522
Fastenal	12,553	1,048,929
FedEx	994	300,854
Ferguson Enterprises	1,515	327,134
Fortive	2,477	196,500
Fortune Brands Innovations	322	25,213

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
FTAI Aviation	245	$41,361
GE Vernova *	434	145,008
General Dynamics	678	192,559
General Electric	6,296	1,146,879
Graco	963	87,710
HEICO	666	182,064
HEICO, Cl A	408	86,141
Honeywell International	2,962	689,939
Howmet Aerospace	8,692	1,028,959
Hubbell, Cl B	2,218	1,020,480
IDEX	511	117,852
Illinois Tool Works	1,102	305,827
Ingersoll Rand	6,969	725,961
ITT	3,419	533,774
Jacobs Solutions	3,618	510,970
JB Hunt Transport Services	1,496	282,909
Johnson Controls International	3,787	317,578
L3Harris Technologies	984	242,310
Landstar System	428	79,574
Leidos Holdings	764	126,366
Lennox International	211	140,764
Lincoln Electric Holdings	224	48,940
Lockheed Martin	1,167	617,821
Masco	749	60,339
Nordson	959	250,289
Norfolk Southern	870	239,989
Northrop Grumman	514	251,680
Old Dominion Freight Line	5,491	1,236,244
Otis Worldwide	2,336	240,561
Owens Corning	4,298	883,755
PACCAR	7,060	826,020
Parker-Hannifin	1,826	1,283,495
Paychex	1,441	210,775
Pentair	1,060	115,529
Quanta Services	6,306	2,172,543
Regal Beloit	493	85,146
Republic Services, Cl A	790	172,457
Rockwell Automation	1,009	297,796
Rollins	3,031	152,550
RTX	3,767	458,934
Ryder System	524	88,472

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Snap-on	1,532	$566,365
Southwest Airlines	2,769	89,605
SS&C Technologies Holdings	1,837	142,074
Stanley Black & Decker	700	62,615
Tetra Tech	743	30,842
Textron	1,438	123,136
Trane Technologies	5,746	2,391,600
TransDigm Group	148	185,440
TransUnion	863	87,595
Uber Technologies *	2,306	165,940
U-Haul Holding *	274	19,364
U-Haul Holding, Cl B	712	44,457
Union Pacific	2,078	508,403
United Airlines Holdings *	3,592	347,813
United Parcel Service, Cl B	2,222	301,570
United Rentals	3,404	2,947,864
Veralto	880	95,207
Verisk Analytics, Cl A	1,747	513,985
Vertiv Holdings, Cl A	8,360	1,066,736
Waste Management	1,190	271,582
Watsco	646	356,334
Westinghouse Air Brake Technologies	2,200	441,364
WW Grainger	956	1,152,305
XPO *	3,348	510,269
Xylem	1,566	198,491
		48,378,236

INFORMATION TECHNOLOGY — 16.1%
Adobe *	1,372	707,856
Advanced Micro Devices *	3,208	440,057
Akamai Technologies *	830	78,037
Amphenol, Cl A	2,808	204,001
Analog Devices	1,132	246,833
ANSYS *	498	174,848
Apple	50,695	12,031,444
Applied Materials	2,359	412,141
AppLovin, Cl A *	9,063	3,051,965
Arista Networks *	2,196	891,181
Arrow Electronics *	273	32,804
Aspen Technology *	407	101,750

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Atlassian, Cl A *	71	$18,714
Autodesk *	1,083	316,128
Bentley Systems, Cl B	1,009	49,945
Broadcom	7,674	1,243,802
Cadence Design Systems *	2,715	832,989
CDW	2,111	371,388
Cisco Systems	16,091	952,748
Cognizant Technology Solutions, Cl A	2,552	205,410
Coherent *	529	52,985
Corning	6,629	322,633
Crowdstrike Holdings, Cl A *	183	63,312
Datadog, Cl A *	214	32,688
Dell Technologies, Cl C	449	57,288
DocuSign, Cl A *	571	45,503
Dynatrace *	1,440	80,914
Entegris	1,102	116,404
F5 *	173	43,311
Fair Isaac *	607	1,441,643
First Solar *	662	131,917
Flex *	4,462	173,884
Fortinet *	6,551	622,672
Gartner *	456	236,176
Gen Digital	3,766	116,181
GLOBALFOUNDRIES *	236	10,207
GoDaddy, Cl A *	817	161,415
Guidewire Software *	380	77,098
Hewlett Packard Enterprise	8,859	187,988
HP	4,250	150,577
HubSpot *	117	84,363
Intel	9,141	219,841
International Business Machines	3,550	807,305
Intuit	556	356,802
Jabil	195	26,487
Juniper Networks	4,413	158,515
Keysight Technologies *	3,899	666,105
KLA	2,462	1,592,988
Kyndryl Holdings *	12,505	434,049
Lam Research	20,788	1,535,817
Manhattan Associates *	649	185,251
Marvell Technology	1,746	161,837
Microchip Technology	3,363	229,256

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Micron Technology	2,515	$246,344
Microsoft	34,176	14,472,169
MongoDB, Cl A *	114	36,764
Monolithic Power Systems	160	90,822
Motorola Solutions	1,226	612,632
NetApp	1,536	188,375
Nutanix, Cl A *	1,279	83,493
NVIDIA	130,418	18,030,288
Okta, Cl A *	884	68,563
ON Semiconductor *	2,481	176,449
Oracle	5,564	1,028,450
Palantir Technologies, Cl A *	2,157	144,692
Palo Alto Networks *	558	216,404
Pegasystems	1,717	163,063
PTC *	464	92,828
Pure Storage, Cl A *	1,082	57,335
QUALCOMM	5,384	853,525
Roper Technologies	279	158,037
Salesforce	1,927	635,891
Seagate Technology Holdings	948	96,061
ServiceNow *	215	225,630
Skyworks Solutions	918	80,408
Snowflake, Cl A *	606	105,929
Synopsys *	1,826	1,019,803
TD SYNNEX	3,576	425,508
Teledyne Technologies *	1,047	508,067
Teradyne	959	105,490
Texas Instruments	4,046	813,367
Trimble *	1,542	112,520
Twilio, Cl A *	471	49,238
Tyler Technologies *	159	100,038
VeriSign *	497	93,028
Western Digital *	1,942	141,747
Workday, Cl A *	187	46,748
Zebra Technologies, Cl A *	450	183,150
Zoom Video Communications, Cl A *	352	29,107
Zscaler *	223	46,070
		74,485,486

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — 1.8%
Air Products & Chemicals	312	$104,311
Amcor	11,449	121,817
AptarGroup	149	25,771
Avery Dennison	913	188,032
Ball	639	39,720
Celanese, Cl A	760	55,640
CF Industries Holdings	1,420	127,317
Corteva	4,158	258,794
CRH	1,003	102,577
Dow	3,575	158,051
DuPont de Nemours	2,667	222,935
Eastman Chemical	330	34,558
Ecolab	205	50,998
Element Solutions	4,689	134,480
Freeport-McMoRan	10,586	467,901
Graphic Packaging Holding	5,617	169,015
International Flavors & Fragrances	275	25,124
International Paper	4,583	269,618
Linde	1,337	616,344
LyondellBasell Industries, Cl A	3,547	295,607
Martin Marietta Materials	357	214,200
Newmont	3,803	159,498
Nucor	4,473	691,928
Packaging Corp of America	1,699	422,796
PPG Industries	694	86,313
Reliance	2,911	935,130
RPM International	3,293	457,003
Sherwin-Williams	1,290	512,646
Steel Dynamics	6,300	915,201
Vulcan Materials	749	215,809
Westlake	563	72,289
		8,151,423

REAL ESTATE — 0.2%
CBRE Group, Cl A *	4,705	658,653
CoStar Group *	1,247	101,431
Zillow Group, Cl C *	1,064	90,131
		850,215

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — 1.1%
Alliant Energy	1,412	$89,238
Ameren	1,029	97,127
American Electric Power	2,485	248,152
American Water Works	552	75,591
Atmos Energy	848	128,319
CenterPoint Energy	4,401	143,561
CMS Energy	1,584	110,421
Consolidated Edison	1,713	172,311
Constellation Energy	829	212,688
Dominion Energy	1,856	109,040
DTE Energy	1,300	163,514
Duke Energy	2,189	256,222
Edison International	1,730	151,808
Entergy	1,355	211,610
Evergy	1,983	128,161
Eversource Energy	816	52,624
Exelon	4,665	184,547
FirstEnergy	3,669	156,116
NextEra Energy	3,582	281,796
NiSource	5,185	197,497
NRG Energy	2,250	228,623
PG&E	9,595	207,540
PPL	5,203	181,741
Public Service Enterprise Group	2,477	233,581
Sempra	1,587	148,654
Southern	3,107	276,927
Vistra	2,002	320,000
WEC Energy Group	904	91,349
Xcel Energy	1,327	96,287
		4,955,045

		291,647,210
Total Common Stock
(Cost $139,786,268)		294,516,368
REGISTERED INVESTMENT COMPANIES — 35.2%

EQUITY FUNDS — 35.2%
AQR Large Cap Defensive Style Fund, Cl R6 *	362,555	9,643,957
Avantis U.S. Small Capital Value ETF	118,592	12,510,270

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA Real Estate Securities Portfolio, Cl I *	482,930	$21,422,761
DFA US Small Cap Portfolio, Cl I *	190,859	10,144,141
DFA US Targeted Value Portfolio, Cl I *	578,697	21,596,963
Dimensional US Small Cap ETF	154,192	10,899,833
Dimensional US Targeted Value ETF	277,847	16,851,421
iShares MSCI USA Min Vol Factor ETF	241,000	22,786,550
iShares MSCI USA Momentum Factor ETF	58,020	12,562,490
Vanguard US Momentum Factor ETF	32,134	5,724,351
Vanguard US Quality Factor ETF	37,908	5,653,220
Vanguard US Value Factor ETF	89,966	11,601,871
Total Registered Investment Companies
(Cost $109,679,470)		161,397,828
RIGHTS — 0.0%
	Number of Rights
Abiomed*	362	5,651

Total Rights
(Cost $–)		5,651
SHORT-TERM INVESTMENT — 0.6%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.700% (A)
(Cost $2,607,765)	2,607,765	2,607,765

Total Investments — 100.0%
(Cost $252,073,503)		$458,527,612

A list of open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	4	Dec-2024	$1,134,430	$1,210,300	$75,870

Percentages are based on Net Assets of $458,659,279.

*	Non-income producing security.

SYMMETRY PANORAMIC US EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of November 30, 2024.

Cl — Class
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
S&P— Standard & Poor's

Amounts designated as “—” are $0.

SYM-QH-001-0600

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 67.2%
	Shares	Value
EQUITY FUNDS — 67.2%
AQR International Defensive Style Fund, Cl R6	477,013	$7,045,483
Avantis Emerging Markets Equity ETF	185,894	11,346,970
Avantis International Equity ETF	54,104	3,470,772
Avantis International Small Cap Value ETF	76,217	5,150,745
DFA Emerging Markets Portfolio, Cl I	517,881	15,132,489
DFA Emerging Markets Small Cap Portfolio, Cl I	418,873	9,990,124
DFA Emerging Markets Targeted Value Portfolio, Cl I	188,596	2,208,459
DFA International High Relative Profitability Portfolio, Cl I	879,258	11,386,387
DFA International Real Estate Securities, Cl I	1,923,071	7,134,594
DFA International Small Cap Growth Portfolio, Cl I	87,756	1,355,838
DFA International Small Cap Value Portfolio, Cl I	481,234	11,001,002
DFA International Value Portfolio, Cl I	532,319	11,359,680
DFA Large Cap International Portfolio, Cl I	780,263	21,722,531
Dimensional Emerging Markets High Profitability	225,049	5,677,154
iShares MSCI EAFE Min Vol Factor ETF	98,625	7,286,415
iShares MSCI Emerging Markets Min Vol Factor ETF	142,766	8,541,690
Schwab International Small-Cap Equity ETF	47,868	1,760,106
Total Registered Investment Companies
(Cost $109,948,963)		141,570,439
COMMON STOCK — 29.7%

AUSTRALIA — 0.3%
BlueScope Steel	2,357	34,160
Fortescue	30,993	384,321
REA Group	1,089	179,651
Wesfarmers	1,889	88,811
		686,943

AUSTRIA — 0.1%
Erste Group Bank	2,598	142,815

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
BELGIUM — 0.2%
Lotus Bakeries	10	$120,550
UCB	1,908	374,712
		495,262

BRAZIL — 0.5%
Banco do Brasil	70,100	288,611
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	10,614	161,970
Itau Unibanco Holding ADR	53,504	286,782
TIM	25,000	64,880
Ultrapar Participacoes	5,900	17,366
WEG	8,000	72,022
Wheaton Precious Metals	1,709	106,337
		997,968

CANADA — 2.6%
Canadian Imperial Bank of Commerce	4,768	309,478
Canadian Natural Resources	28,598	970,594
Canadian Pacific Kansas City	3,830	292,991
Cenovus Energy	32,912	521,364
Constellation Software	28	94,673
Dollarama	865	90,099
George Weston	1,001	160,894
Hydro One	1,413	46,210
Imperial Oil	9,043	669,692
Intact Financial	1,902	362,251
National Bank of Canada	6,172	611,447
RB Global	1,530	151,170
Royal Bank of Canada	6,482	815,533
Sun Life Financial	402	24,741
Teck Resources, Cl B	1,591	74,280
WSP Global	1,891	336,251
		5,531,668

CHILE — 0.1%
Antofagasta	7,299	158,512

CHINA — 3.9%
AAC Technologies Holdings	35,000	158,175
Agricultural Bank of China, Cl A	35,800	23,843

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Agricultural Bank of China, Cl H	1,071,000	$536,418
Airtac International Group	1,046	25,593
Akeso *	2,000	18,875
Aluminum Corp of China, Cl H	194,000	115,938
Anhui Conch Cement, Cl A	4,300	15,300
Bank of Beijing, Cl A	21,900	17,355
Bank of China, Cl A	28,000	19,427
Bank of China, Cl H	636,000	296,492
Bank of Communications, Cl A	24,800	25,190
Bank of Communications, Cl H	111,000	80,395
Bank of Ningbo, Cl A	6,868	23,538
Bank of Shanghai, Cl A	15,700	17,828
Baoshan Iron & Steel, Cl A	31,100	28,553
BOE Technology Group, Cl A	78,900	47,091
Bosideng International Holdings	14,000	7,309
BYD, Cl A	1,000	38,320
BYD, Cl H	2,500	82,448
BYD Electronic International	24,000	107,344
China CITIC Bank, Cl H	384,000	245,309
China Coal Energy, Cl H	72,000	85,616
China Construction Bank, Cl H	780,000	589,620
China Everbright Bank, Cl A	28,900	14,427
China Galaxy Securities, Cl H	7,500	6,815
China Hongqiao Group	140,000	205,579
China Life Insurance, Cl H	12,000	22,911
China Merchants Bank, Cl A	7,100	35,882
China Merchants Port Holdings	44,000	69,766
China Merchants Securities, Cl A	9,300	24,756
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	13,761
China Pacific Insurance Group, Cl A	4,500	21,224
China Pacific Insurance Group, Cl H	46,600	147,505
China Petroleum & Chemical, Cl A	33,400	29,494
China Petroleum & Chemical, Cl H	70,000	37,610
China Resources Power Holdings	16,000	36,652
China Shenhua Energy, Cl H	116,000	482,262
China Taiping Insurance Holdings	174,800	277,340
China Tourism Group Duty Free, Cl A	1,900	18,416
China Vanke, Cl A *	8,300	9,932
CITIC Securities, Cl A	7,450	31,800
COSCO SHIPPING Holdings, Cl H	118,700	166,582
Foshan Haitian Flavouring & Food, Cl A	3,912	24,609

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Geely Automobile Holdings	45,000	$81,012
Great Wall Motor, Cl H	82,500	133,602
Guotai Junan Securities, Cl A	17,100	45,092
Haier Smart Home, Cl A	38,142	133,664
Haitong Securities, Cl A	21,000	33,292
Hisense Home Appliances Group, Cl H	21,000	59,542
Huatai Securities, Cl A	7,500	18,745
Huaxia Bank, Cl A	8,800	9,224
Industrial & Commercial Bank of China, Cl A	10,600	9,028
Industrial & Commercial Bank of China, Cl H	326,000	192,175
Industrial Bank, Cl A	7,500	18,793
Inner Mongolia Yili Industrial Group, Cl A	7,400	29,394
JD.com, Cl A	8,250	154,189
Jiangsu Hengrui Pharmaceuticals, Cl A	5,204	36,665
Kunlun Energy	54,000	51,096
Kweichow Moutai, Cl A	300	63,706
Lenovo Group	80,000	94,649
Luxshare Precision Industry, Cl A	5,769	31,030
Luzhou Laojiao, Cl A	900	17,392
Midea Group, Cl A	2,800	27,285
NARI Technology, Cl A	8,668	29,759
New China Life Insurance, Cl A	2,800	18,474
PetroChina, Cl A	19,100	21,273
PetroChina, Cl H	998,000	710,450
PICC Property & Casualty, Cl H	222,000	337,003
Ping An Bank, Cl A	9,600	15,175
Ping An Insurance Group of China, Cl A	3,500	25,982
Poly Developments and Holdings Group, Cl A	8,700	12,411
Pop Mart International Group	20,200	234,446
Postal Savings Bank of China, Cl H	95,000	54,095
SAIC Motor, Cl A	9,100	22,203
Sany Heavy Industry, Cl A	12,800	31,063
Shanghai Pudong Development Bank, Cl A	11,600	15,263
Shenwan Hongyuan Group, Cl A	28,000	20,838
Sinotruk Hong Kong	90,500	251,257
Tencent Holdings	3,900	201,373
Tencent Music Entertainment Group ADR	6,219	70,959
Trip.com Group *	1,200	77,990
Xiaomi, Cl B *	114,600	412,380

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Yankuang Energy Group, Cl H	120,900	$139,340
		8,224,609

DENMARK — 1.0%
Danske Bank	7,431	214,096
DSV Panalpina	419	89,862
Novo Nordisk, Cl B	8,745	938,470
Pandora	4,163	672,630
ROCKWOOL International, Cl B	204	74,695
Tryg	830	19,181
Zealand Pharma *	369	38,279
		2,047,213

FRANCE — 0.9%
Air Liquide	1,282	213,555
Capgemini	162	26,080
Cie Generale des Etablissements Michelin SCA	9,662	314,795
Danone	3,209	219,817
Dassault Systemes	1,619	55,965
EssilorLuxottica	851	207,159
Hermes International SCA	135	295,087
Klepierre	1,709	51,732
L'Oreal	162	56,450
LVMH Moet Hennessy Louis Vuitton	119	74,709
Safran	678	158,440
Sodexo	1,636	136,254
TotalEnergies	1,653	96,214
		1,906,257

GERMANY — 1.5%
Brenntag	825	53,357
Commerzbank	7,098	109,081
CTS Eventim & KGaA	364	32,263
Deutsche Boerse	408	95,666
Deutsche Telekom	16,546	530,100
Hannover Rueck	1,224	320,367
Heidelberg Materials	652	82,569
MTU Aero Engines	38	12,974

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,081	$1,090,523
Siemens	4,123	802,101
Siemens Energy *	2,099	114,042
		3,243,043

HONG KONG — 0.0%
Techtronic Industries	4,000	56,922

INDONESIA — 0.3%
Adaro Energy Indonesia	1,498,700	196,659
Bank Mandiri Persero	808,800	314,476
Sumber Alfaria Trijaya	867,100	155,863
		666,998

ITALY — 1.5%
Banco BPM	5,605	42,772
Ferrari	455	197,543
Intesa Sanpaolo	375,784	1,444,580
Leonardo	12,970	349,803
Prysmian	4,988	329,501
UniCredit	18,597	715,394
		3,079,593

JAPAN — 4.8%
Advantest	8,600	476,192
Ajinomoto	6,000	252,458
Chiba Bank	2,200	18,393
Chugai Pharmaceutical	3,300	145,204
Daiichi Sankyo	5,700	180,978
Disco	900	245,898
Fuji Electric	600	33,898
FUJIFILM Holdings	11,100	251,111
Fujitsu	18,000	345,771
Hitachi	15,500	390,548
Hoya	3,600	465,309
ITOCHU	12,100	598,585
Japan Tobacco	28,300	798,207
Marubeni	14,600	220,327
Mitsubishi HC Capital	28,800	194,292

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Mitsubishi Heavy Industries	5,000	$73,602
Mitsubishi UFJ Financial Group	19,500	232,711
Mitsui	12,000	252,130
Mizuho Financial Group	35,300	891,160
Nippon Sanso Holdings	2,500	73,154
Nippon Steel	5,500	112,645
Nippon Yusen	22,000	705,217
Nitto Denko	900	14,387
Nomura Real Estate Holdings	3,400	84,507
Nomura Research Institute	3,300	101,031
Obayashi	17,900	255,741
ORIX	15,600	351,100
Renesas Electronics	5,900	77,372
Resona Holdings	30,600	255,882
Sekisui House	1,400	33,195
Shin-Etsu Chemical	2,500	92,755
Sompo Holdings	3,300	87,179
Sony	4,900	98,358
Sumitomo Electric Industries	1,900	36,677
Sumitomo Mitsui Financial Group	15,000	370,151
TDK	16,500	213,829
Tokio Marine Holdings	16,800	626,344
Tokyo Electron	400	62,702
Tokyo Gas	11,500	346,591
		10,065,591

MALAYSIA — 0.0%
Telekom Malaysia	63,100	90,312

MEXICO — 0.6%
America Movil ADR	3,259	48,331
Arca Continental	14,900	126,204
Coca-Cola Femsa ADR	1,429	113,791
Grupo Aeroportuario del Sureste ADR	334	86,887
Grupo Bimbo, Ser A	5,900	17,575
Grupo Carso	24,400	146,495
Grupo Financiero Inbursa, Cl O *	62,800	149,571
Grupo Mexico	24,500	119,724
Promotora y Operadora de Infraestructura	7,800	74,214

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Southern Copper	4,261	$427,591
		1,310,383

NETHERLANDS — 0.3%
Euronext	2,584	288,738
NN Group	3,905	181,491
Wolters Kluwer	1,621	270,929
		741,158

NORWAY — 0.4%
Kongsberg Gruppen	2,543	299,895
Orkla	49,334	456,041
Telenor	4,585	54,100
		810,036

PHILIPPINES — 0.0%
International Container Terminal Services	1,570	9,904

POLAND — 0.3%
Bank Polska Kasa Opieki	6,845	228,838
Budimex	785	91,236
Dino Polska *	283	26,952
LPP	12	46,393
mBank *	731	95,776
Powszechna Kasa Oszczednosci Bank Polski	5,789	79,777
Santander Bank Polska	113	12,186
		581,158

ROMANIA — 0.0%
NEPI Rockcastle	5,267	40,816

RUSSIA — 0.0%
Evraz * (1)	29,556	—

SOUTH AFRICA — 0.2%
Aspen Pharmacare Holdings	1,529	14,086
FirstRand	6,672	28,597
Harmony Gold Mining ADR	19,012	174,720

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Shoprite Holdings	2,080	$34,225
Sibanye Stillwater *	68,981	69,152
		320,780

SOUTH KOREA — 1.2%
Alteogen *	229	46,303
DB Insurance	1,519	119,174
Hana Financial Group	2,771	124,260
Hanmi Semiconductor	1,036	56,292
Hanwha Aerospace	532	119,654
HD Hyundai	1,770	98,996
HD Hyundai Electric	466	118,404
KB Financial Group	4,476	309,135
Kia	5,045	337,828
Korea Zinc	203	172,785
Krafton *	560	125,856
LG Innotek	257	30,088
Meritz Financial Group	2,356	172,892
NH Investment & Securities	14,968	143,479
Samsung E&A *	1,742	22,485
Samsung Fire & Marine Insurance	303	85,724
Samsung Life Insurance	657	50,615
SK Hynix	1,578	184,237
SK Square *	2,735	146,337
		2,464,544

SPAIN — 0.9%
Banco Bilbao Vizcaya Argentaria	35,047	331,545
Banco Santander	122,982	568,594
CaixaBank	110,550	601,690
Iberdrola	23,846	340,534
		1,842,363

SWEDEN — 0.8%
Alfa Laval	4,917	209,639
Atlas Copco, Cl A	32,712	523,271
Essity, Cl B	2,216	61,086
Investor, Cl B	11,172	306,717
Skandinaviska Enskilda Banken, Cl A	15,724	218,321
SKF, Cl B	10,895	209,602

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Tele2, Cl B	11,048	$116,099
		1,644,735

SWITZERLAND — 0.6%
Chocoladefabriken Lindt & Spruengli	5	57,904
Kuehne + Nagel International	1,107	265,013
Partners Group Holding	42	61,062
Sika	313	81,260
Sonova Holding	199	68,101
Swiss Life Holding	127	104,222
Zurich Insurance Group	1,088	690,843
		1,328,405

TAIWAN — 3.6%
Accton Technology	15,000	306,283
Acer	39,000	45,701
Advantech	5,387	56,097
ASE Technology Holding	33,000	156,780
Asia Cement	58,000	75,230
ASML Holding	840	574,823
Chailease Holding	26,921	98,708
Compal Electronics	18,000	20,531
CTBC Financial Holding	75,000	86,635
Delta Electronics	8,000	94,847
E.Sun Financial Holding	276,841	230,966
Evergreen Marine Taiwan	14,600	98,088
Fubon Financial Holding	66,195	180,381
Hon Hai Precision Industry	115,000	700,314
Inventec	15,000	22,863
Lite-On Technology	70,000	225,831
MediaTek	12,000	471,171
Mega Financial Holding	57,465	70,491
Micro-Star International	29,000	153,719
Novatek Microelectronics	25,000	375,039
Quanta Computer	17,000	154,546
Realtek Semiconductor	21,000	310,277
SinoPac Financial Holdings	56,347	40,506
Synnex Technology International	54,000	126,338
Taishin Financial Holding	216,533	114,323
Taiwan Cooperative Financial Holding	159,996	122,926
Taiwan Semiconductor Manufacturing	54,000	1,682,670

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
United Microelectronics	310,000	$420,570
Wan Hai Lines	8,000	20,572
Wiwynn	2,000	120,686
Yang Ming Marine Transport	15,000	33,994
Yuanta Financial Holding	189,640	194,880
Zhen Ding Technology Holding	36,000	128,074
		7,514,860

THAILAND — 0.2%
Advanced Info Service NVDR	20,700	172,249
Bumrungrad Hospital NVDR	21,000	127,656
Delta Electronics Thailand NVDR	4,700	20,742
PTT Exploration & Production NVDR	4,900	18,255
		338,902

TÜRKIYE — 0.5%
Akbank	46,343	81,375
Ford Otomotiv Sanayi	3,306	92,195
Haci Omer Sabanci Holding	161,980	422,543
Turk Hava Yollari AO *	3,202	26,315
Turkcell Iletisim Hizmetleri	70,824	185,168
Turkiye Is Bankasi, Cl C	558,779	219,925
		1,027,521

UNITED KINGDOM — 1.6%
Ashtead Group	6,149	493,650
AstraZeneca	170	23,047
Auto Trader Group	3,155	33,758
BAE Systems	17,152	268,537
Berkeley Group Holdings	5,422	287,032
British American Tobacco	6,838	260,148
Hargreaves Lansdown	3,259	45,409
HSBC Holdings	2,844	26,549
Imperial Brands	22,318	731,172
JD Sports Fashion	74,755	97,224
Legal & General Group	74,166	209,372
Next	1,123	144,473
Pearson	18,749	294,686
Rolls-Royce Holdings *	39,847	283,929
SSE	1,149	25,958

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Tesco	18,090	$84,523
		3,309,467

UNITED STATES — 0.8%
CONSUMER STAPLES — 0.0%
JBS	15,200	94,061

ENERGY — 0.2%
Shell	4,894	157,545
Tenaris	11,856	227,793
		385,338

INDUSTRIALS — 0.6%
Experian	5,803	277,874
Schneider Electric	4,005	1,033,288
		1,311,162

		1,790,561
Total Common Stock
(Cost $37,388,969)		62,469,299
PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Cia Energetica de Minas Gerais(2)	76,594	150,428
Petroleo Brasileiro(2)	25,100	164,697

Total Preferred Stock
(Cost $227,012)		315,125
WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28(1)	28	—

Total Warrants
(Cost $–)		—

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

SHORT-TERM INVESTMENT — 2.5%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 4.700% (A)
(Cost $5,354,204)	5,354,204	$5,354,204

Total Investments — 99.5%
(Cost $152,919,148)		$209,709,067

A list of open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
IFSC Nifty50 Index	104	Dec-2024	$5,076,869	$5,055,128	$(21,741)

Percentages are based on Net Assets of $210,670,476.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of November 30, 2024.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC — International Financial Service Centre Min — Minimum
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
Ser — Series
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0600

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 51.8%
	Shares	Value
AUSTRALIA — 0.1%
BlueScope Steel	1,841	$26,682
Fortescue	24,313	301,487
REA Group	734	121,087
Wesfarmers	1,077	50,635
		499,891

AUSTRIA — 0.0%
Erste Group Bank	2,210	121,486

BELGIUM — 0.1%
Lotus Bakeries	7	84,385
UCB	1,641	322,276
		406,661

BRAZIL — 0.2%
Banco do Brasil	81,400	335,135
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,800	104,381
Itau Unibanco Holding ADR	24,573	131,711
PRIO	8,000	53,431
TIM	22,700	58,911
Ultrapar Participacoes	5,700	16,777
Wheaton Precious Metals	1,224	76,159
		776,505

CANADA — 1.1%
Canadian Imperial Bank of Commerce	5,380	349,202
Canadian Natural Resources	20,988	712,316
Canadian Pacific Kansas City	3,055	233,704
Cenovus Energy	25,153	398,453
CGI, Cl A	253	28,637
Constellation Software	22	74,386
Dollarama	718	74,787
Fairfax Financial Holdings	12	17,024
George Weston	834	134,051
Hydro One	1,426	46,635
Imperial Oil	6,944	514,247
Intact Financial	1,593	303,400
National Bank of Canada	4,302	426,190

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
RB Global	1,078	$106,510
Royal Bank of Canada	4,299	540,879
Sun Life Financial	315	19,386
Teck Resources, Cl B	2,215	103,414
WSP Global	1,366	242,898
		4,326,119

CHILE — 0.0%
Antofagasta	5,161	112,081

CHINA — 1.6%
AAC Technologies Holdings	29,000	131,059
Agricultural Bank of China, Cl A	38,600	25,708
Agricultural Bank of China, Cl H	831,000	416,212
Airtac International Group	1,046	25,593
Aluminum Corp of China, Cl H	182,000	108,767
Anhui Conch Cement, Cl A	3,288	11,699
Bank of Beijing, Cl A	15,300	12,125
Bank of China, Cl A	24,900	17,276
Bank of China, Cl H	102,000	47,551
Bank of Communications, Cl A	23,300	23,666
Bank of Communications, Cl H	177,000	128,198
Bank of Ningbo, Cl A	4,440	15,217
Bank of Shanghai, Cl A	12,297	13,964
Baoshan Iron & Steel, Cl A	28,100	25,798
BOE Technology Group, Cl A	72,900	43,510
Bosideng International Holdings	32,000	16,706
BYD, Cl A	800	30,656
BYD, Cl H	1,000	32,979
BYD Electronic International	22,000	98,399
China CITIC Bank, Cl H	280,000	178,871
China Coal Energy, Cl H	84,000	99,886
China Communications Services, Cl H	22,000	11,592
China Construction Bank, Cl H	525,000	396,860
China Everbright Bank, Cl A	26,600	13,279
China Galaxy Securities, Cl H	9,000	8,178
China Hongqiao Group	105,500	154,918
China Life Insurance, Cl H	25,000	47,732
China Merchants Bank, Cl A	5,100	25,775
China Merchants Port Holdings	70,000	110,991
China Merchants Securities, Cl A	5,500	14,641

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Merchants Shekou Industrial Zone Holdings, Cl A	6,200	$10,157
China Pacific Insurance Group, Cl A	3,400	16,036
China Pacific Insurance Group, Cl H	40,800	129,146
China Petroleum & Chemical, Cl A	24,500	21,635
China Petroleum & Chemical, Cl H	144,000	77,369
China Resources Power Holdings	12,000	27,489
China Shenhua Energy, Cl H	100,500	417,822
China Taiping Insurance Holdings	144,200	228,789
China Tourism Group Duty Free, Cl A	1,400	13,570
COSCO SHIPPING Holdings, Cl H	96,250	135,076
Foshan Haitian Flavouring & Food, Cl A	3,088	19,425
Geely Automobile Holdings	38,000	68,410
Great Wall Motor, Cl H	60,500	97,975
Guotai Junan Securities, Cl A	7,677	20,244
Haier Smart Home, Cl A	6,741	26,565
Haitong Securities, Cl A	11,400	18,073
Hansoh Pharmaceutical Group	4,000	9,966
Hisense Home Appliances Group, Cl H	16,000	45,365
Huatai Securities, Cl A	7,200	17,996
Huaxia Bank, Cl A	6,500	6,813
Industrial & Commercial Bank of China, Cl A	13,200	11,243
Industrial & Commercial Bank of China, Cl H	339,000	199,839
Industrial Bank, Cl A	5,400	13,531
Inner Mongolia Yili Industrial Group, Cl A	4,100	16,286
JD.com, Cl A	6,650	124,286
Jiangsu Hengrui Pharmaceuticals, Cl A	4,220	29,732
Jiangsu Yanghe Distillery, Cl A	900	10,720
Kunlun Energy	18,000	17,032
Kweichow Moutai, Cl A	200	42,471
Lenovo Group	84,000	99,381
Luxshare Precision Industry, Cl A	5,415	29,126
Luzhou Laojiao, Cl A	800	15,460
Midea Group, Cl A	2,100	20,464
NARI Technology, Cl A	6,583	22,600
New China Life Insurance, Cl A	2,100	13,856
NXP Semiconductors	1,074	246,343
PetroChina, Cl A	15,900	17,709
PetroChina, Cl H	748,000	532,481
PICC Property & Casualty, Cl H	168,000	255,030
Ping An Bank, Cl A	7,000	11,065

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Ping An Insurance Group of China, Cl A	2,900	$21,528
Poly Developments and Holdings Group, Cl A	6,900	9,843
Pop Mart International Group	15,000	174,093
SAIC Motor, Cl A	6,000	14,639
Sany Heavy Industry, Cl A	12,400	30,092
Shanghai Pudong Development Bank, Cl A	10,000	13,158
Shenwan Hongyuan Group, Cl A	19,800	14,735
Sinotruk Hong Kong	66,000	183,237
Tencent Holdings	4,300	222,026
Tencent Music Entertainment Group ADR	5,871	66,988
Trip.com Group *	750	48,744
Wuliangye Yibin, Cl A	800	16,341
Xiaomi, Cl B *	83,200	299,390
Yankuang Energy Group, Cl H	105,300	121,360
Yonghui Superstores, Cl A *	16,900	11,972
		6,672,528

DENMARK — 0.4%
Danske Bank	7,177	206,778
DSV Panalpina	413	88,575
Novo Nordisk, Cl B	6,375	684,134
Pandora	2,919	471,633
ROCKWOOL International, Cl B	119	43,572
Tryg	432	9,983
Zealand Pharma *	329	34,129
		1,538,804

FINLAND — 0.0%
Wartsila Abp	1,330	24,240

FRANCE — 0.4%
Air Liquide	893	148,756
Cie Generale des Etablissements Michelin SCA	8,706	283,648
Danone	2,250	154,125
Dassault Systemes	1,220	42,172
EssilorLuxottica	578	140,703
Hermes International SCA	98	214,212
Klepierre	1,120	33,902

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
L'Oreal	155	$54,011
LVMH Moet Hennessy Louis Vuitton	89	55,875
Safran	787	183,912
Sodexo	1,124	93,612
TotalEnergies	2,817	163,965
		1,568,893

GERMANY — 0.6%
Brenntag	992	64,158
Commerzbank	10,794	165,881
CTS Eventim & KGaA	621	55,041
Deutsche Boerse	247	57,915
Deutsche Telekom	14,835	475,283
Hannover Rueck	1,226	320,891
Heidelberg Materials	176	22,288
MTU Aero Engines	169	57,700
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,286	673,913
RWE	433	14,630
SAP	228	54,222
Siemens	2,716	528,379
Siemens Energy *	582	31,621
		2,521,922

HONG KONG — 0.0%
Techtronic Industries	2,500	35,576

INDONESIA — 0.1%
Adaro Energy Indonesia	1,134,000	148,803
Bank Mandiri Persero	820,300	318,947
Sumber Alfaria Trijaya	703,300	126,420
		594,170

IRELAND — 0.2%
Accenture, Cl A	2,420	876,935

ITALY — 0.5%
Ferrari	239	103,764
Intesa Sanpaolo	227,211	873,439

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Leonardo	11,312	$305,087
Prysmian	4,171	275,531
UniCredit	18,029	693,544
		2,251,365

JAPAN — 1.9%
Advantest	8,100	448,506
Ajinomoto	4,800	201,967
Chiba Bank	9,000	75,245
Chugai Pharmaceutical	2,100	92,402
Daiichi Sankyo	4,500	142,877
Disco	600	163,932
Fuji Electric	500	28,248
FUJIFILM Holdings	7,800	176,456
Fujitsu	14,000	268,933
Hitachi	7,000	176,377
Hoya	2,900	374,832
ITOCHU	9,400	465,016
Japan Post Holdings	13,200	132,354
Japan Tobacco	22,500	634,617
Kansai Electric Power	3,400	43,799
Marubeni	12,500	188,637
Mitsubishi HC Capital	35,300	238,143
Mitsubishi UFJ Financial Group	15,200	181,396
Mitsui	16,200	340,376
Mitsui OSK Lines	1,600	54,847
Mizuho Financial Group	35,600	898,733
Nippon Sanso Holdings	1,800	52,671
Nippon Steel	4,900	100,357
Nippon Yusen	19,700	631,490
Nitto Denko	3,000	47,955
Nomura Real Estate Holdings	2,400	59,652
Nomura Research Institute	2,400	73,477
Obayashi	8,900	127,156
ORIX	7,500	168,798
Renesas Electronics	4,400	57,701
Resona Holdings	32,300	270,098
Sekisui House	600	14,226
Shin-Etsu Chemical	4,500	166,960
Sompo Holdings	3,000	79,254
Sony	6,000	120,438
Sumitomo Electric Industries	3,600	69,492

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Sumitomo Mitsui Financial Group	8,700	$214,687
TDK	9,000	116,634
Tokio Marine Holdings	1,400	52,195
Tokyo Electron	300	47,027
Tokyo Gas	3,700	111,512
ZOZO	1,400	44,171
		7,953,644

MALAYSIA — 0.0%
Telekom Malaysia	43,200	61,830

MEXICO — 0.3%
America Movil ADR	3,463	51,356
Arca Continental	11,400	96,559
Coca-Cola Femsa ADR	1,593	126,851
Grupo Bimbo, Ser A	18,400	54,811
Grupo Carso	17,100	102,666
Grupo Financiero Inbursa, Cl O *	67,800	161,480
Grupo Mexico	14,300	69,880
Promotora y Operadora de Infraestructura	10,290	97,905
Southern Copper	3,420	343,197
		1,104,705

NETHERLANDS — 0.3%
ASML Holding	796	544,713
Euronext	2,383	266,278
NN Group	8,379	389,428
Wolters Kluwer	1,037	173,321
		1,373,740

NORWAY — 0.2%
Kongsberg Gruppen	2,255	265,931
Orkla	36,348	335,999
		601,930

PHILIPPINES — 0.0%
Metropolitan Bank & Trust	24,600	32,016

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
POLAND — 0.1%
Bank Polska Kasa Opieki	4,547	$152,013
Budimex	513	59,623
Dino Polska *	183	17,428
LPP	6	23,196
mBank *	494	64,724
Powszechna Kasa Oszczednosci Bank Polski	7,038	96,989
Powszechny Zaklad Ubezpieczen	790	8,616
		422,589

ROMANIA — 0.0%
NEPI Rockcastle	5,921	45,884

RUSSIA — 0.0%
Evraz * (1)	16,851	—

SOUTH AFRICA — 0.1%
Aspen Pharmacare Holdings	1,196	11,018
FirstRand	5,526	23,686
Harmony Gold Mining ADR	13,821	127,015
Shoprite Holdings	2,772	45,611
Sibanye Stillwater *	53,377	53,509
		260,839

SOUTH KOREA — 0.5%
Alteogen *	236	47,718
Coupang, Cl A *	1,694	42,960
DB Insurance	1,142	89,596
Hana Financial Group	4,656	208,789
Hanmi Semiconductor	966	52,489
Hanwha Aerospace	411	92,439
HD Hyundai	623	34,844
HD Hyundai Electric	331	84,102
HD Hyundai Heavy Industries *	75	11,882
KB Financial Group	3,071	212,099
Kia	3,952	264,637
Korea Zinc	112	95,330
Krafton *	415	93,269
LG Innotek	105	12,293
LS Electric	50	5,210
Meritz Financial Group	1,869	137,154

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
NH Investment & Securities	14,168	$135,810
Samsung E&A *	748	9,655
Samsung Fire & Marine Insurance	256	72,427
Samsung Life Insurance	632	48,689
SK Hynix	1,527	178,282
SK Square *	2,019	108,027
		2,037,701

SPAIN — 0.3%
Banco Bilbao Vizcaya Argentaria	17,512	165,664
Banco Santander	70,225	324,678
CaixaBank	86,144	468,855
Iberdrola	18,507	264,290
		1,223,487

SWEDEN — 0.3%
Alfa Laval	4,339	184,996
Atlas Copco, Cl A	25,804	412,769
Epiroc, Cl A	1,316	24,006
Essity, Cl B	1,507	41,542
Investor, Cl B	10,944	300,457
Skandinaviska Enskilda Banken, Cl A	15,002	208,296
SKF, Cl B	7,831	150,656
Tele2, Cl B	903	9,489
		1,332,211

SWITZERLAND — 0.3%
Chocoladefabriken Lindt & Spruengli	5	57,904
Kuehne + Nagel International	809	193,673
Partners Group Holding	76	110,493
Sika	290	75,288
Sonova Holding	131	44,830
Swiss Life Holding	60	49,239
TE Connectivity	1,162	175,601
UBS Group	1,015	32,836
Zurich Insurance Group	839	532,737
		1,272,601

TAIWAN — 1.3%
Accton Technology	11,000	224,607

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Acer	42,000	$49,216
Advantech	5,058	52,671
ASE Technology Holding	51,000	242,296
Asia Cement	40,000	51,883
Asustek Computer	2,000	36,484
Chailease Holding	21,589	79,158
Compal Electronics	17,000	19,391
Delta Electronics	9,000	106,703
E.Sun Financial Holding	220,392	183,871
Eclat Textile	1,000	16,446
Evergreen Marine Taiwan	16,800	112,869
Fubon Financial Holding	19,920	54,282
Hon Hai Precision Industry	85,000	517,624
Hua Nan Financial Holdings	18,900	15,197
Lite-On Technology	10,000	32,262
MediaTek	10,000	392,642
Mega Financial Holding	29,796	36,550
Micro-Star International	18,000	95,412
Novatek Microelectronics	17,000	255,027
Quanta Computer	13,000	118,182
Realtek Semiconductor	15,000	221,626
SinoPac Financial Holdings	26,985	19,398
Synnex Technology International	32,000	74,867
Taishin Financial Holding	154,493	81,568
Taiwan Cooperative Financial Holding	146,562	112,605
Taiwan Semiconductor Manufacturing	42,000	1,308,743
United Microelectronics	202,000	274,049
Wan Hai Lines	12,000	30,857
Wiwynn	1,000	60,343
Yang Ming Marine Transport	18,000	40,793
Yuanta Financial Holding	165,242	169,808
Zhen Ding Technology Holding	26,000	92,498
		5,179,928

THAILAND — 0.0%
Bumrungrad Hospital NVDR	20,100	122,185
Delta Electronics Thailand NVDR	4,500	19,860
		142,045

TÜRKIYE — 0.2%
Akbank	38,532	67,659

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TÜRKIYE — continued
BIM Birlesik Magazalar	10,804	$147,690
Ford Otomotiv Sanayi	2,480	69,160
Haci Omer Sabanci Holding	131,072	341,916
Turk Hava Yollari AO *	2,594	21,319
Turkcell Iletisim Hizmetleri	29,483	77,083
Turkiye Is Bankasi, Cl C	386,393	152,077
		876,904

UNITED KINGDOM — 0.7%
Ashtead Group	4,475	359,259
AstraZeneca	1,371	185,871
BAE Systems	12,198	190,975
Berkeley Group Holdings	4,645	245,899
British American Tobacco	4,617	175,651
Hargreaves Lansdown	3,596	50,105
HSBC Holdings	6,445	60,164
Imperial Brands	17,996	589,577
JD Sports Fashion	39,370	51,203
Legal & General Group	52,042	146,916
Next	1,155	148,590
Pearson	15,095	237,254
Rolls-Royce Holdings *	23,217	165,432
SSE	784	17,712
Tesco	25,520	119,239
		2,743,847

UNITED STATES — 40.0%
COMMUNICATION SERVICES — 2.7%
Alphabet, Cl A	8,286	1,399,920
Alphabet, Cl C	7,039	1,200,079
AT&T	15,921	368,730
Atlanta Braves Holdings, Cl C *	44	1,775
Charter Communications, Cl A *	502	199,276
Comcast, Cl A	6,271	270,844
Electronic Arts	769	125,862
Fox, Cl A	1,383	65,167
Fox, Cl B	1,153	51,574
Liberty Media -Liberty Formula One, Cl A *	600	48,540
Liberty Media -Liberty Formula One, Cl C *	946	83,589
Live Nation Entertainment *	922	127,467
Meta Platforms, Cl A	7,986	4,586,520

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Netflix *	956	$847,790
News, Cl B	1,712	54,938
Omnicom Group	925	96,959
Pinterest, Cl A *	2,910	88,231
ROBLOX, Cl A *	559	28,023
Snap, Cl A *	3,407	40,237
Spotify Technology *	162	77,268
Take-Two Interactive Software *	647	121,882
TKO Group Holdings, Cl A *	262	36,146
T-Mobile US	1,691	417,576
Trade Desk, Cl A *	389	50,006
Verizon Communications	11,020	488,627
Walt Disney	1,584	186,072
Warner Bros Discovery *	7,406	77,615
Warner Music Group, Cl A	700	22,764
		11,163,477

CONSUMER DISCRETIONARY — 4.4%
Airbnb, Cl A *	496	67,511
Amazon.com *	18,427	3,830,789
Aptiv *	823	45,701
AutoNation *	4,486	802,501
AutoZone *	113	358,158
Best Buy	1,253	112,770
Booking Holdings	47	244,493
Burlington Stores *	389	109,651
Carnival *	3,738	95,057
Carvana, Cl A *	212	55,209
Chipotle Mexican Grill, Cl A *	4,140	254,693
Choice Hotels International	455	68,814
Darden Restaurants	621	109,464
Deckers Outdoor *	474	92,885
Dick's Sporting Goods	2,972	615,917
Domino's Pizza	142	67,619
DoorDash, Cl A *	412	74,358
DR Horton	4,399	742,463
DraftKings, Cl A *	1,135	49,543
eBay	2,574	162,908
Expedia Group *	306	56,494
Ford Motor	12,647	140,761

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Gap	5,512	$133,666
Garmin	412	87,591
General Motors	4,309	239,537
Genuine Parts	797	101,004
Hilton Worldwide Holdings	565	143,194
Home Depot	1,796	770,717
Las Vegas Sands	1,152	61,125
Lennar, Cl A	681	118,760
Lennar, Cl B	77	12,692
Lowe's	752	204,867
Lululemon Athletica *	318	101,970
Marriott International, Cl A	590	170,563
McDonald's	995	294,530
NIKE, Cl B	4,071	320,673
NVR *	33	304,774
O'Reilly Automotive *	281	349,345
Penske Automotive Group	3,074	511,944
Pool	654	246,617
PulteGroup	2,777	375,645
Ralph Lauren, Cl A	503	116,394
Ross Stores	1,244	192,658
Royal Caribbean Cruises	4,248	1,036,767
Starbucks	1,808	185,248
Tesla *	1,778	613,694
TJX	2,581	324,406
Toll Brothers	7,686	1,269,497
TopBuild *	188	73,440
Tractor Supply	1,436	407,350
Ulta Beauty *	245	94,727
Williams-Sonoma	5,264	905,513
Wingstop	85	27,945
Yum! Brands	686	95,313
		18,049,925

CONSUMER STAPLES — 2.2%
Altria Group	3,770	217,680
Archer-Daniels-Midland	991	54,109
Brown-Forman, Cl A	439	18,157
Brown-Forman, Cl B	689	28,993
Campbell Soup	1,028	47,494

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Casey's General Stores	473	$199,081
Church & Dwight	1,050	115,636
Clorox	278	46,473
Coca-Cola	5,977	383,006
Colgate-Palmolive	2,292	221,476
Constellation Brands, Cl A	601	144,811
Costco Wholesale	643	624,919
Dollar General	1,055	81,520
Dollar Tree *	923	65,782
Estee Lauder, Cl A	451	32,526
General Mills	2,434	161,277
Hershey	837	147,421
Hormel Foods	1,658	53,769
JBS	9,800	60,645
Kellanova	1,266	102,913
Kenvue	7,138	171,883
Keurig Dr Pepper	3,013	98,374
Kimberly-Clark	811	113,013
Kraft Heinz	2,761	88,269
Kroger	4,181	255,375
McCormick	1,068	83,505
Mondelez International, Cl A	4,499	292,210
Monster Beverage *	2,759	152,104
PepsiCo	3,293	538,241
Philip Morris International	2,109	280,624
Procter & Gamble	4,757	852,740
Sysco	1,387	106,952
Target	4,952	655,199
Tyson Foods, Cl A	865	55,793
US Foods Holding *	859	59,932
Walmart	27,573	2,550,502
WK Kellogg	598	12,438
		9,174,842

ENERGY — 1.9%
Baker Hughes, Cl A	4,219	185,425
Cheniere Energy	852	190,857
Chevron	3,827	619,706
ConocoPhillips	4,579	496,056
Coterra Energy	2,756	73,640

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Devon Energy	6,522	$247,510
Diamondback Energy	3,158	560,829
EOG Resources	2,677	356,737
EQT	1,335	60,662
Exxon Mobil	6,997	825,366
Halliburton	5,489	174,880
Hess	1,353	199,135
Kinder Morgan	6,341	179,260
Marathon Petroleum	2,902	453,147
Occidental Petroleum	4,970	251,383
ONEOK	2,300	261,280
Phillips 66	1,176	157,560
Schlumberger	3,456	151,857
Targa Resources	6,980	1,426,014
Tenaris	10,560	202,893
Texas Pacific Land	69	110,406
Valero Energy	1,767	245,754
Williams	3,561	208,390
		7,638,747

FINANCIALS — 6.3%
Aflac	3,243	369,702
Allstate	2,219	460,198
American Express	1,137	346,421
American International Group	2,638	202,809
Ameriprise Financial	1,828	1,049,217
Aon, Cl A	1,169	457,710
Apollo Global Management	969	169,604
Arch Capital Group	3,974	400,261
Ares Management, Cl A	145	25,626
Arthur J Gallagher	528	164,863
Assurant	1,057	240,045
Assured Guaranty	510	47,573
Bank of America	9,968	473,580
Bank of New York Mellon	1,903	155,799
Bank OZK	2,910	145,413
Berkshire Hathaway, Cl B *	2,626	1,268,411
BlackRock Funding	213	217,856
Blackstone, Cl A	238	45,479
Block, Cl A *	968	85,716

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Brown & Brown	1,232	$139,339
Capital One Financial	989	189,898
Carlyle Group	1,244	66,218
Cboe Global Markets	418	90,225
Charles Schwab	2,422	200,445
Chubb	901	260,146
Cincinnati Financial	763	121,950
Citigroup	2,537	179,797
Citizens Financial Group	11,823	569,159
CME Group, Cl A	722	171,836
Coinbase Global, Cl A *	261	77,308
Corebridge Financial	3,430	111,029
Corpay *	369	140,655
Discover Financial Services	919	167,653
East West Bancorp	3,823	419,307
Equitable Holdings	1,214	58,551
Erie Indemnity, Cl A	189	83,266
Everest Group	149	57,746
FactSet Research Systems	154	75,563
Fidelity National Financial	3,034	192,325
Fidelity National Information Services	1,469	125,306
Fifth Third Bancorp	3,609	173,449
First American Financial	1,333	93,510
First Citizens BancShares, Cl A	130	298,350
First Hawaiian	1,993	55,027
Fiserv *	1,269	280,398
Global Payments	982	116,819
Goldman Sachs Group	805	489,899
Hartford Financial Services Group	2,749	338,979
Huntington Bancshares	4,380	78,884
Interactive Brokers Group, Cl A	163	31,148
Intercontinental Exchange	1,625	261,560
Jefferies Financial Group	1,798	142,294
JPMorgan Chase	17,839	4,454,755
KeyCorp	3,591	69,953
KKR	2,096	341,376
Loews	807	69,991
LPL Financial Holdings	431	140,140
M&T Bank	807	177,532
Markel Group *	66	117,673
Marsh & McLennan	2,355	549,257

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Mastercard, Cl A	1,321	$704,014
MetLife	2,727	240,603
Moody's	459	229,491
Morgan Stanley	6,567	864,283
Morningstar	165	58,435
MSCI, Cl A	229	139,605
Nasdaq	3,894	323,163
Northern Trust	930	103,379
PayPal Holdings *	2,786	241,741
PNC Financial Services Group	1,082	232,327
Principal Financial Group	1,334	116,178
Progressive	2,923	785,936
Prudential Financial	1,002	129,669
Raymond James Financial	865	146,427
Regions Financial	6,591	179,671
Reinsurance Group of America, Cl A	239	54,588
Robinhood Markets, Cl A *	2,022	75,906
Rocket, Cl A *	2,356	34,233
S&P Global	487	254,462
State Street	1,537	151,410
Synchrony Financial	2,305	155,634
T Rowe Price Group	1,241	153,685
Toast, Cl A *	1,524	66,355
Tradeweb Markets, Cl A	588	79,674
Travelers	1,239	329,624
Truist Financial	3,566	170,027
US Bancorp	3,586	191,098
Visa, Cl A	2,432	766,275
Wells Fargo	4,772	363,483
Western Alliance Bancorp	2,713	253,964
Willis Towers Watson	543	174,846
WR Berkley	3,753	242,256
		26,117,441

HEALTH CARE — 3.8%
Abbott Laboratories	1,856	220,437
AbbVie	4,278	782,575
Agilent Technologies	727	100,304
Align Technology *	188	43,761
Alnylam Pharmaceuticals *	471	119,196

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Amgen	871	$246,380
Avantor *	1,809	38,098
Baxter International	1,541	51,947
Becton Dickinson	873	193,719
Biogen *	409	65,698
Boston Scientific *	1,466	132,908
Bristol-Myers Squibb	8,177	484,242
Cardinal Health	1,059	129,452
Cencora, Cl A	2,256	567,497
Centene *	2,173	130,380
Chemed	99	56,667
Cigna Group	1,659	560,410
Cooper *	976	101,953
CVS Health	2,882	172,488
Danaher	2,706	648,601
DexCom *	572	44,610
Edwards Lifesciences *	1,770	126,289
Elevance Health	674	274,291
Eli Lilly	2,747	2,184,826
Fortrea Holdings *	887	18,671
GE HealthCare Technologies	1,341	111,598
Gilead Sciences	5,962	551,962
GRAIL *	58	1,015
HCA Healthcare	2,897	947,956
Hologic *	1,429	113,606
Humana	292	86,543
ICON *	323	67,911
IDEXX Laboratories *	462	194,848
Illumina *	350	50,453
Incyte *	344	25,659
Insulet *	253	67,495
Intuitive Surgical *	220	119,240
IQVIA Holdings *	447	89,775
Johnson & Johnson	3,075	476,656
Labcorp Holdings	684	164,953
McKesson	766	481,431
Medtronic	2,675	231,495
Merck	4,341	441,219
Mettler-Toledo International *	90	112,608
Moderna *	666	28,678
Molina Healthcare *	687	204,657

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Pfizer	4,924	$129,058
Quest Diagnostics	1,602	260,581
Regeneron Pharmaceuticals *	173	129,788
ResMed	683	170,081
Royalty Pharma, Cl A	1,078	28,739
Solventum *	498	35,612
STERIS	377	82,586
Stryker	488	191,369
Thermo Fisher Scientific	792	419,467
United Therapeutics *	1,086	402,352
UnitedHealth Group	1,302	794,480
Veeva Systems, Cl A *	358	81,570
Vertex Pharmaceuticals *	367	171,804
Waters *	248	95,411
West Pharmaceutical Services	206	67,090
Zimmer Biomet Holdings	622	69,726
Zoetis, Cl A	2,941	515,410
		15,710,282

INDUSTRIALS — 6.9%
3M	1,415	188,945
AECOM	1,348	157,676
Air Lease, Cl A	1,150	58,535
Allison Transmission Holdings	2,427	287,599
Amentum Holdings *	879	21,404
AMETEK	470	91,359
Automatic Data Processing	805	247,079
Axon Enterprise *	99	64,049
Boeing *	914	142,072
Booz Allen Hamilton Holding, Cl A	3,095	458,617
Broadridge Financial Solutions	1,184	279,448
Builders FirstSource *	3,314	617,962
Carlisle	715	326,540
Carrier Global	2,066	159,846
Caterpillar	1,166	473,524
Cintas	3,348	755,945
Copart *	7,052	447,026
CSX	7,967	291,194
Cummins	493	184,895
Deere	1,038	483,604

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Delta Air Lines	9,233	$589,250
Dover	2,700	555,930
Eaton	3,602	1,352,263
EMCOR Group	208	106,105
Emerson Electric	1,567	207,784
Equifax	514	134,442
Esab	1,106	142,762
Expeditors International of Washington	698	84,905
Experian	4,503	215,624
Fastenal	5,286	441,698
FedEx	914	276,640
Ferguson Enterprises	683	147,480
Fortive	1,538	122,010
GE Vernova *	316	105,582
General Dynamics	603	171,258
General Electric	4,652	847,408
Graco	797	72,591
HEICO	516	141,059
HEICO, Cl A	280	59,116
Honeywell International	1,106	257,621
Howmet Aerospace	4,415	522,648
Hubbell, Cl B	1,351	621,582
IDEX	418	96,403
Illinois Tool Works	599	166,234
Ingersoll Rand	4,230	440,639
ITT	1,371	214,041
Jacobs Solutions	2,250	317,767
JB Hunt Transport Services	496	93,799
Johnson Controls International	1,819	152,541
L3Harris Technologies	542	133,468
Landstar System	113	21,009
Leidos Holdings	533	88,158
Lennox International	94	62,710
Lockheed Martin	491	259,940
Masco	908	73,148
Nordson	654	170,687
Norfolk Southern	538	148,407
Northrop Grumman	379	185,577
nVent Electric	1,352	105,875
Old Dominion Freight Line	3,225	726,076
Otis Worldwide	1,188	122,340

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Owens Corning	1,728	$355,311
PACCAR	1,955	228,735
Parker-Hannifin	1,345	945,400
Paychex	1,038	151,828
Pentair	704	76,729
Quanta Services	3,315	1,142,084
Regal Beloit	474	81,865
Republic Services, Cl A	640	139,712
Rockwell Automation	385	113,629
Rollins	1,732	87,172
RTX	1,913	233,061
Ryder System	349	58,925
Schneider Electric	3,162	815,794
Snap-on	913	337,527
Southwest Airlines	1,809	58,539
SS&C Technologies Holdings	1,137	87,936
Stanley Black & Decker	729	65,209
Textron	857	73,385
Timken	400	30,980
Trane Technologies	3,473	1,445,532
TransDigm Group	132	165,392
TransUnion	458	46,487
Uber Technologies *	892	64,188
U-Haul Holding *	93	6,572
U-Haul Holding, Cl B	878	54,822
Union Pacific	1,220	298,485
United Airlines Holdings *	2,025	196,081
United Parcel Service, Cl B	2,187	296,820
United Rentals	1,847	1,599,502
Veralto	369	39,922
Verisk Analytics, Cl A	884	260,082
Vertiv Holdings, Cl A	3,925	500,830
Waste Management	1,525	348,036
Watsco	501	276,352
Westinghouse Air Brake Technologies	1,325	265,821
WW Grainger	677	816,015
XPO *	1,412	215,203
Xylem	1,052	133,341
		28,605,200

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — 9.6%
Adobe *	640	$330,195
Advanced Micro Devices *	2,160	296,298
Amdocs	844	73,192
Amphenol, Cl A	2,066	150,095
Analog Devices	1,081	235,712
ANSYS *	174	61,091
Apple	28,068	6,661,378
Applied Materials	1,157	202,139
AppLovin, Cl A *	4,195	1,412,666
Arista Networks *	964	391,210
Arrow Electronics *	273	32,804
Atlassian, Cl A *	73	19,241
Autodesk *	459	133,982
Bentley Systems, Cl B	1,002	49,599
Broadcom	4,612	747,513
Cadence Design Systems *	1,859	570,360
CDW	1,452	255,450
Cisco Systems	5,660	335,129
Cloudflare, Cl A *	528	52,710
Cognizant Technology Solutions, Cl A	1,459	117,435
Corning	3,224	156,912
Crowdstrike Holdings, Cl A *	105	36,327
Datadog, Cl A *	325	49,644
Dell Technologies, Cl C	752	95,948
Dynatrace *	932	52,369
Entegris	648	68,448
Fair Isaac *	417	990,388
First Solar *	557	110,993
Flex *	1,608	62,664
Fortinet *	4,563	433,713
Gartner *	335	173,507
Gen Digital	3,804	117,353
GLOBALFOUNDRIES *	410	17,733
GoDaddy, Cl A *	449	88,709
Hewlett Packard Enterprise	7,177	152,296
HP	2,988	105,865
HubSpot *	73	52,637
Intel	3,699	88,961
International Business Machines	1,864	423,892
Intuit	196	125,779
Jabil	1,394	189,347

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Juniper Networks	1,278	$45,906
Keysight Technologies *	1,469	250,964
KLA	1,478	956,310
Kyndryl Holdings *	6,559	227,663
Lam Research	7,140	527,503
Manhattan Associates *	440	125,594
Marvell Technology	1,718	159,241
Microchip Technology	1,576	107,436
Micron Technology	2,374	232,533
Microsoft	16,943	7,174,683
MongoDB, Cl A *	27	8,707
Monolithic Power Systems	140	79,470
Motorola Solutions	890	444,733
NetApp	713	87,442
Nutanix, Cl A *	844	55,096
NVIDIA	69,227	9,570,633
Okta, Cl A *	678	52,586
ON Semiconductor *	2,272	161,585
Oracle	2,685	496,295
Palantir Technologies, Cl A *	619	41,523
Palo Alto Networks *	99	38,394
Pegasystems	493	46,820
PTC *	527	105,432
Pure Storage, Cl A *	808	42,816
QUALCOMM	2,095	332,120
Roper Technologies	344	194,855
Salesforce	946	312,171
Samsara, Cl A *	635	33,966
Seagate Technology Holdings	835	84,611
ServiceNow *	74	77,659
Skyworks Solutions	485	42,481
Snowflake, Cl A *	279	48,769
Synopsys *	1,018	568,543
TD SYNNEX	434	51,642
Teledyne Technologies *	612	296,979
Teradyne	750	82,500
Texas Instruments	919	184,747
Trimble *	1,191	86,907
Tyler Technologies *	104	65,434
VeriSign *	267	49,977
Western Digital *	1,814	132,404

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Workday, Cl A *	421	$105,246
Zebra Technologies, Cl A *	243	98,901
Zoom Video Communications, Cl A *	797	65,904
Zscaler *	219	45,243
		39,722,108

MATERIALS — 1.3%
Air Products & Chemicals	387	129,386
Amcor	5,053	53,764
Avery Dennison	492	101,327
Ball	939	58,368
Celanese, Cl A	736	53,883
CF Industries Holdings	1,125	100,867
Corteva	2,267	141,098
Dow	4,461	197,221
DuPont de Nemours	1,894	158,319
Eagle Materials	274	84,644
Ecolab	728	181,105
Element Solutions	2,957	84,807
Freeport-McMoRan	8,540	377,468
Graphic Packaging Holding	1,659	49,919
International Flavors & Fragrances	1,296	118,403
International Paper	1,935	113,836
Linde	676	311,629
LyondellBasell Industries, Cl A	1,878	156,513
Martin Marietta Materials	269	161,400
Newmont	3,129	131,230
Nucor	1,967	304,275
Packaging Corp of America	1,341	333,708
PPG Industries	1,268	157,701
Reliance	1,718	551,890
RPM International	1,535	213,027
Sherwin-Williams	567	225,326
Smurfit WestRock	1,804	99,256
Steel Dynamics	3,487	506,556
Vulcan Materials	275	79,236
Westlake	353	45,325
		5,281,487

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
REAL ESTATE — 0.1%
CBRE Group, Cl A *	2,645	$370,274
CoStar Group *	1,416	115,177
Zillow Group, Cl C *	619	52,435
		537,886

UTILITIES — 0.8%
Ameren	710	67,017
American Electric Power	1,232	123,028
American Water Works	463	63,403
Atmos Energy	663	100,325
CenterPoint Energy	2,026	66,088
CMS Energy	796	55,489
Consolidated Edison	1,001	100,691
Constellation Energy	777	199,347
Dominion Energy	1,314	77,197
DTE Energy	954	119,994
Duke Energy	1,937	226,726
Edison International	1,663	145,928
Entergy	1,042	162,729
Evergy	1,568	101,340
Eversource Energy	830	53,527
Exelon	2,885	114,131
FirstEnergy	2,829	120,374
NextEra Energy	2,471	194,394
NiSource	1,057	40,261
NRG Energy	1,257	127,724
PG&E	6,191	133,911
PPL	1,964	68,603
Public Service Enterprise Group	1,448	136,546
Sempra	1,826	171,041
Southern	2,677	238,601
Vistra	981	156,803
WEC Energy Group	1,166	117,824
Xcel Energy	1,714	124,368
		3,407,410

		165,408,805
Total Common Stock
(Cost $112,427,234)		214,401,882

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

REGISTERED INVESTMENT COMPANIES — 46.6%
	Shares	Value
EQUITY FUNDS — 46.6%
AQR International Defensive Style Fund, Cl R6 *	270,271	$3,991,897
AQR Large Cap Defensive Style Fund, Cl R6 *	244,740	6,510,085
Avantis Emerging Markets Equity ETF	83,457	5,094,215
Avantis International Equity ETF	42,074	2,699,047
Avantis International Small Cap Value ETF	53,670	3,627,019
Avantis U.S. Small Capital Value ETF	68,838	7,261,721
DFA Emerging Markets Portfolio, Cl I *	237,299	6,933,879
DFA Emerging Markets Small Cap Portfolio, Cl I *	165,174	3,939,398
DFA Emerging Markets Targeted Value Portfolio, Cl I *	107,089	1,254,017
DFA International High Relative Profitability Portfolio, Cl I *	679,596	8,800,765
DFA International Real Estate Securities, Cl I *	856,509	3,177,650
DFA International Small Cap Growth Portfolio, Cl I *	85,280	1,317,579
DFA International Small Cap Value Portfolio, Cl I *	339,195	7,753,997
DFA International Value Portfolio, Cl I *	380,619	8,122,408
DFA Large Cap International Portfolio, Cl I *	561,197	15,623,714
DFA Real Estate Securities Portfolio, Cl I *	289,759	12,853,701
DFA US Small Cap Portfolio, Cl I *	113,481	6,031,511
DFA US Targeted Value Portfolio, Cl I *	286,726	10,700,632
Dimensional Emerging Markets High Profitability	122,990	3,102,583
Dimensional US Small Cap ETF	71,747	5,071,795
Dimensional US Targeted Value ETF	273,794	16,605,606
iShares MSCI EAFE Min Vol Factor ETF	13,000	960,440
iShares MSCI Emerging Markets Min Vol Factor ETF	7,500	448,725
iShares MSCI Global Min Vol Factor ETF	107,078	12,358,943
iShares MSCI USA Min Vol Factor ETF	72,000	6,807,600
iShares MSCI USA Momentum Factor ETF	43,998	9,526,447
Schwab International Small-Cap Equity ETF	37,746	1,387,920
Vanguard Small Cap Value ETF	19,094	4,128,123
Vanguard US Momentum Factor ETF	30,062	5,355,245
Vanguard US Quality Factor ETF	28,129	4,194,878

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard US Value Factor ETF	55,458	$7,151,775
Total Registered Investment Companies
(Cost $142,040,571)		192,793,315
PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Cia Energetica de Minas Gerais(2)	9,423	18,506
Petroleo Brasileiro(2)	26,600	174,539

Total Preferred Stock
(Cost $130,245)		193,045
RIGHTS — 0.0%
	Number of Rights
Abiomed*	241	3,762

Total Rights
(Cost $–)		3,762
WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28(1)	22	—

Total Warrants
(Cost $–)		—
SHORT-TERM INVESTMENT — 1.3%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.700% (A)
(Cost $5,261,717)	5,261,717	5,261,717

Total Investments — 99.8%
(Cost $259,859,767)		$412,653,721

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

A list of open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	86	Dec-2024	$4,198,162	$4,180,202	$(17,960)
S&P 500 Index E-MINI	1	Dec-2024	284,980	302,575	17,595
			$4,483,142	$4,482,777	$(365)

Percentages are based on Net Assets of $413,594,326.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of November 30, 2024.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC— International Financial Service Centre
Min. — Minimum
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0600

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.1%
	Shares	Value
EQUITY FUNDS — 99.1%
AQR Emerging Multi-Style II Fund, Cl R6	693,995	$7,509,028
AQR International Defensive Style Fund, Cl R6	4,637	68,488
AQR International Multi-Style Fund, Cl R6	996,728	13,954,189
AQR Large Cap Defensive Style Fund, Cl R6	14,345	381,580
AQR Large Capital Multi-Style Fund, Cl R6	1,057,771	23,038,262
Avantis Emerging Markets Equity ETF	46,830	2,858,503
Avantis International Equity ETF	21,033	1,349,267
Avantis International Small Cap Value ETF	23,085	1,560,084
DFA Emerging Markets Portfolio, Cl I	125,208	3,658,576
DFA Emerging Markets Small Cap Portfolio, Cl I	90,126	2,149,512
DFA Emerging Markets Targeted Value Portfolio, Cl I	33,646	393,992
DFA International High Relative Profitability Portfolio, Cl I	219,241	2,839,175
DFA International Small Cap Growth Portfolio, Cl I	30,149	465,803
DFA International Small Cap Value Portfolio, Cl I	149,638	3,420,715
DFA Large Cap International Portfolio, Cl I	196,661	5,475,047
DFA Real Estate Securities Portfolio, Cl I	51,320	2,276,574
DFA US High Relative Profitability Portfolio, Cl I	412,431	10,611,839
Dimensional Emerging Markets High Profitability	58,569	1,477,479
Dimensional International Value ETF	91,494	3,360,575
Dimensional US Core Equity 2 ETF	82,143	2,994,112
Dimensional US Equity ETF	311,583	20,517,741
Dimensional US Marketwide Value ETF	213,113	9,440,906
Dimensional US Small Cap ETF	47,433	3,353,039
Dimensional US Targeted Value ETF	177,534	10,767,437
iShares MSCI Global Min Vol Factor ETF	66,722	7,701,053
iShares MSCI USA Momentum Factor ETF	8,304	1,797,982
Schwab International Small-Cap Equity ETF	11,998	441,166
Vanguard Small Cap Value ETF	7,431	1,606,582
Vanguard US Momentum Factor ETF	2,889	514,646
Vanguard US Quality Factor ETF	8,804	1,312,941

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
NOVEMBER 30, 2024 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
Vanguard US Value Factor ETF	17,776	$2,292,365
Total Registered Investment Companies
(Cost $98,261,440)		149,588,658
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 4.700% (A)
(Cost $1,443,556)	1,443,556	1,443,556

Total Investments — 100.1%
(Cost $99,704,996)		$151,032,214

Percentages are based on Net Assets of $150,956,330.

(A)	The rate reported is the 7-day effective yield as of November 30, 2024.

Cl — Class
ETF — Exchange-Traded Fund
Min — Minimum
MSCI — Morgan Stanley Capital International
Vol — Volatility

SYM-QH-001-0600

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 45.8%
	Face Amount	Value
AUSTRALIA — 0.6%
FMG Resources August 2006 Pty
4.500%, 09/15/27	$719,000	$699,895
Rio Tinto Finance USA
5.000%, 03/09/33	421,000	430,103
		1,129,998

CANADA — 1.6%
Canadian National Railway
5.850%, 11/01/33	166,000	178,458
3.850%, 08/05/32	285,000	269,748
Canadian Natural Resources
3.850%, 06/01/27	461,000	451,511
2.950%, 07/15/30	14,000	12,613
Cenovus Energy
2.650%, 01/15/32	411,000	349,558
Fairfax Financial Holdings
6.000%, 12/07/33	268,000	279,796
4.625%, 04/29/30	75,000	74,116
Kinross
6.250%, 07/15/33	287,000	305,276
National Bank of Canada
5.600%, 12/18/28	403,000	414,925
Suncor Energy
6.850%, 06/01/39	237,000	265,431
		2,601,432

FINLAND — 0.2%
Nokia
6.625%, 05/15/39	336,000	344,911

GERMANY — 0.5%
Kreditanstalt fuer Wiederaufbau
1.250%, 01/31/25	820,000	815,404

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Landwirtschaftliche Rentenbank
3.875%, 06/14/28	$36,000	$35,629
		851,033

JAPAN — 0.5%
Mizuho Financial Group
2.260%, H15T1Y + 0.900%, 07/09/32(A)	205,000	173,510
Rakuten Group
11.250%, 02/15/27	590,000	643,240
		816,750

LUXEMBOURG — 0.3%
ArcelorMittal
4.550%, 03/11/26	446,000	443,141

SPAIN — 0.3%
Telefonica Emisiones
4.103%, 03/08/27	494,000	487,824

SUPRANATIONAL — 1.5%
Asian Development Bank
0.625%, 04/29/25	1,000,000	983,988
European Investment Bank
3.625%, 07/15/30	100,000	97,152
International Bank for Reconstruction & Development
1.250%, 02/10/31	800,000	671,501
0.875%, 07/15/26	432,000	409,050
Nordic Investment Bank
4.375%, 03/14/28	359,000	360,613
		2,522,304

UNITED KINGDOM — 2.8%
BAT Capital
4.390%, 08/15/37	232,000	207,068
BAT International Finance
1.668%, 03/25/26	251,000	241,042

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
GlaxoSmithKline Capital
3.375%, 06/01/29	$11,000	$10,515
Harbour Energy
5.500%, 10/15/26	812,000	808,378
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(A)	200,000	204,248
6.800%, 06/01/38	480,000	522,714
4.755%, SOFRRATE + 2.110%, 06/09/28(A)	200,000	199,125
Jaguar Land Rover Automotive
4.500%, 10/01/27	610,000	589,743
Lloyds Banking Group
1.627%, H15T1Y + 0.850%, 05/11/27(A)	472,000	450,450
Mead Johnson Nutrition
5.900%, 11/01/39	330,000	351,828
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/26(A)	506,000	517,319
5.847%, H15T1Y + 1.350%, 03/02/27(A)	201,000	203,171
RELX Capital
3.000%, 05/22/30	464,000	426,893
		4,732,494

UNITED STATES — 37.5%
COMMUNICATION SERVICES — 3.8%
AT&T
4.850%, 03/01/39	101,000	96,714
4.350%, 03/01/29	164,000	162,251
4.250%, 03/01/27	82,000	81,447
2.550%, 12/01/33	649,000	534,838
CCO Holdings
5.000%, 02/01/28	746,000	728,984
Comcast
1.950%, 01/15/31	165,000	140,235
Electronic Arts
1.850%, 02/15/31	505,000	426,465
Fox
4.709%, 01/25/29	72,000	71,987
3.500%, 04/08/30	426,000	400,473
Interpublic Group of
5.375%, 06/15/33	414,000	417,590

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Match Group Holdings II
4.625%, 06/01/28	$162,000	$155,365
Meta Platforms
4.800%, 05/15/30	419,000	426,830
4.600%, 05/15/28	90,000	90,768
Netflix
6.375%, 05/15/29	15,000	16,064
4.875%, 04/15/28	436,000	440,445
Sirius XM Radio
4.000%, 07/15/28	768,000	721,096
TEGNA
4.625%, 03/15/28	824,000	783,300
T-Mobile USA
5.050%, 07/15/33	537,000	538,620
3.500%, 04/15/31	94,000	86,718
2.625%, 02/15/29	35,000	32,115
1.500%, 02/15/26	26,000	25,016
Verizon Communications
4.500%, 08/10/33	80,000	77,308
2.355%, 03/15/32	30,000	25,315
		6,479,944

CONSUMER DISCRETIONARY — 3.5%
Adtalem Global Education
5.500%, 03/01/28	762,000	748,913
AutoZone
6.550%, 11/01/33	252,000	276,122
5.200%, 08/01/33	57,000	57,318
Block Financial
3.875%, 08/15/30	229,000	213,508
2.500%, 07/15/28	228,000	208,788
Brunswick
2.400%, 08/18/31	245,000	204,688
DR Horton
1.300%, 10/15/26	390,000	366,355
Lennar
5.250%, 06/01/26	142,000	142,801
Marriott International
5.450%, 09/15/26	119,000	120,682
2.750%, 10/15/33	40,000	33,552

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
MDC Holdings
3.850%, 01/15/30	$436,000	$415,044
Meritage Homes
5.125%, 06/06/27	416,000	417,707
Nordstrom
6.950%, 03/15/28	679,000	701,902
NVR
3.000%, 05/15/30	468,000	425,625
O'Reilly Automotive
4.700%, 06/15/32	298,000	292,525
3.900%, 06/01/29	153,000	148,161
Tapestry
3.050%, 03/15/32	135,000	116,617
Toll Brothers Finance
4.875%, 03/15/27	418,000	418,754
Tri Pointe Homes
5.700%, 06/15/28	709,000	711,396
		6,020,458

CONSUMER STAPLES — 2.1%
Church & Dwight
3.150%, 08/01/27	441,000	427,657
Costco Wholesale
1.750%, 04/20/32	523,000	432,886
Flowers Foods
2.400%, 03/15/31	492,000	423,913
Ingredion
2.900%, 06/01/30	450,000	410,716
JBS USA Holding Lux Sarl
5.500%, 01/15/30	407,000	410,141
Philip Morris International
4.875%, 02/13/26	603,000	604,985
0.875%, 05/01/26	10,000	9,498
Pilgrim's Pride
4.250%, 04/15/31	375,000	349,788
Procter & Gamble
4.050%, 01/26/33	498,000	485,959
		3,555,543

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 2.3%
Boardwalk Pipelines
3.600%, 09/01/32	$84,000	$75,066
ConocoPhillips
5.050%, 09/15/33	28,000	28,451
Coterra Energy
3.900%, 05/15/27	433,000	424,031
Diamondback Energy
3.125%, 03/24/31	495,000	444,828
Equities
7.000%, 02/01/30	220,000	237,573
5.750%, 02/01/34	68,000	69,578
Helmerich & Payne
2.900%, 09/29/31	402,000	343,552
HF Sinclair
5.875%, 04/01/26	193,000	194,697
4.500%, 10/01/30	237,000	226,992
MPLX
4.500%, 04/15/38	23,000	20,784
4.125%, 03/01/27	530,000	523,518
Oceaneering International
6.000%, 02/01/28	714,000	708,680
Valero Energy
2.800%, 12/01/31	343,000	298,126
Western Midstream Operating
4.050%, 02/01/30	457,000	433,980
		4,029,856

FINANCIALS — 9.5%
Ameriprise Financial
5.150%, 05/15/33	413,000	421,171
Apollo Global Management
6.375%, 11/15/33	384,000	424,561
Athene Holding
4.125%, 01/12/28	305,000	298,860
Bank of America
2.651%, SOFRRATE + 1.220%, 03/11/32(A)	1,055,000	922,812
2.482%, H15T5Y + 1.200%, 09/21/36(A)	839,000	697,237
1.898%, SOFRRATE + 1.530%, 07/23/31(A)	10,000	8,533

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
BlackRock
4.750%, 05/25/33	$186,000	$186,196
Blackstone Secured Lending Fund
3.625%, 01/15/26	221,000	216,926
Blue Owl Capital
2.875%, 06/11/28	310,000	283,110
Blue Owl Technology Finance
2.500%, 01/15/27	439,000	409,471
Brown & Brown
5.650%, 06/11/34	57,000	58,677
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	145,000	162,113
2.359%, SOFRRATE + 1.337%, 07/29/32(A)	349,000	286,409
CBRE Services
2.500%, 04/01/31	481,000	417,409
Citigroup
3.070%, SOFRRATE + 1.280%, 02/24/28(A)	317,000	305,489
Citizens Financial Group
3.250%, 04/30/30	224,000	205,423
Corebridge Financial
6.050%, 09/15/33	169,000	178,617
Discover Bank
2.700%, 02/06/30	274,000	244,499
Discover Financial Services
4.100%, 02/09/27	233,000	229,891
Enstar Group
4.950%, 06/01/29	435,000	431,976
F&G Annuities & Life
7.400%, 01/13/28	391,000	410,520
First American Financial
5.450%, 09/30/34	13,000	12,863
Goldman Sachs Group
4.411%, TSFR3M + 1.692%, 04/23/39(A)	593,000	541,707
4.017%, TSFR3M + 1.635%, 10/31/38(A)	210,000	184,644

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
1.093%, SOFRRATE + 0.789%, 12/09/26(A)	$231,000	$222,418
Huntington National Bank
4.552%, SOFRINDX + 1.650%, 05/17/28(A)	471,000	467,910
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/27	855,000	832,238
Manufacturers & Traders Trust
4.700%, 01/27/28	261,000	259,743
MGIC Investment
5.250%, 08/15/28	172,000	170,376
Morgan Stanley
2.511%, SOFRRATE + 1.200%, 10/20/32(A)	42,000	35,915
2.484%, SOFRRATE + 1.360%, 09/16/36(A)	1,146,000	947,610
2.475%, SOFRRATE + 1.000%, 01/21/28(A)	184,000	175,480
Necessity Retail REIT
4.500%, 09/30/28	728,000	675,990
OneMain Finance
3.500%, 01/15/27	433,000	415,979
Principal Financial Group
5.375%, 03/15/33	54,000	55,430
Reinsurance Group of America
6.000%, 09/15/33	29,000	30,634
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/31(A)	130,000	144,245
2.490%, SOFRRATE + 1.249%, 01/06/28(A)	649,000	615,801
SLM
3.125%, 11/02/26	834,000	793,771
Starwood Property Trust
4.375%, 01/15/27	319,000	310,766
3.625%, 07/15/26	459,000	443,006
Synchrony Bank
5.625%, 08/23/27	457,000	461,697
Synovus Bank
5.625%, 02/15/28	426,000	428,789

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Truist Financial MTN
5.122%, SOFRRATE + 1.852%, 01/26/34(A)	$638,000	$632,066
Wells Fargo MTN
3.584%, TSFR3M + 1.572%, 05/22/28(A)	307,000	298,159
3.196%, TSFR3M + 1.432%, 06/17/27(A)	20,000	19,510
2.572%, TSFR3M + 1.262%, 02/11/31(A)	45,000	40,187
		16,016,834

HEALTH CARE — 3.0%
Agilent Technologies
2.750%, 09/15/29	464,000	424,626
Boston Scientific
4.550%, 03/01/39	348,000	329,949
4.000%, 03/01/28	54,000	53,114
Cardinal Health
5.450%, 02/15/34	159,000	161,765
Centene
4.250%, 12/15/27	542,000	524,118
Elevance Health
5.350%, 10/15/25	10,000	10,046
Humana
5.875%, 03/01/33	44,000	45,441
3.125%, 08/15/29	310,000	287,406
2.150%, 02/03/32	165,000	134,904
McKesson
1.300%, 08/15/26	319,000	302,474
Merck
4.500%, 05/17/33	259,000	255,534
3.900%, 03/07/39	397,000	350,061
Pfizer
3.900%, 03/15/39	18,000	15,722
Quest Diagnostics
6.400%, 11/30/33	292,000	319,262
4.200%, 06/30/29	116,000	113,683
Regeneron Pharmaceuticals
1.750%, 09/15/30	514,000	432,264

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Royalty Pharma
2.150%, 09/02/31	$471,000	$393,685
1.200%, 09/02/25	62,000	60,259
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	487,000	425,734
UnitedHealth Group
6.625%, 11/15/37	20,000	22,843
5.150%, 10/15/25	28,000	28,142
4.500%, 04/15/33	17,000	16,588
3.500%, 08/15/39	526,000	436,618
2.875%, 08/15/29	20,000	18,617
2.300%, 05/15/31	26,000	22,560
		5,185,415

INDUSTRIALS — 3.4%
Acuity Brands Lighting
2.150%, 12/15/30	502,000	433,382
Allegiant Travel
7.250%, 08/15/27	671,000	668,284
Ardagh Metal Packaging Finance USA
3.250%, 09/01/28	534,000	480,815
BNSF Funding Trust I
6.613%, US0003M + 2.350%, 12/15/55(A)	61,000	61,404
Booz Allen Hamilton
5.950%, 08/04/33	312,000	324,248
Broadridge Financial Solutions
2.900%, 12/01/29	11,000	10,058
Burlington Northern Santa Fe
3.250%, 06/15/27	154,000	149,785
Carlisle
2.200%, 03/01/32	458,000	380,804
Cintas No. 2
3.700%, 04/01/27	409,000	401,613
Concentrix
6.850%, 08/02/33	47,000	48,244
CoreCivic
4.750%, 10/15/27	780,000	756,764
EnerSys
4.375%, 12/15/27	737,000	703,687

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Ingersoll Rand
5.700%, 08/14/33	$22,000	$22,943
5.400%, 08/14/28	370,000	378,565
Nordson
5.600%, 09/15/28	397,000	409,962
Owens Corning
3.950%, 08/15/29	23,000	22,188
Pentair Finance Sarl
4.500%, 07/01/29	181,000	177,339
Trane Technologies Global Holding
3.750%, 08/21/28	386,000	376,126
		5,806,211

INFORMATION TECHNOLOGY — 2.3%
Adobe
2.150%, 02/01/27	169,000	161,422
Amphenol
4.750%, 03/30/26	427,000	427,289
Apple
4.300%, 05/10/33	262,000	261,963
ASGN
4.625%, 05/15/28	735,000	703,721
Broadcom
3.187%, 11/15/36	73,000	60,011
CDW
2.670%, 12/01/26	443,000	423,104
Juniper Networks
3.750%, 08/15/29	436,000	416,379
Keysight Technologies
4.950%, 10/15/34	55,000	54,081
Motorola Solutions
4.600%, 02/23/28	438,000	437,846
NetApp
2.375%, 06/22/27	460,000	435,629
Oracle
3.800%, 11/15/37	116,000	99,860
Texas Instruments
3.875%, 03/15/39	441,000	392,451

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Western Digital
2.850%, 02/01/29	$109,000	$97,585
		3,971,341

MATERIALS — 0.9%
AptarGroup
3.600%, 03/15/32	451,000	410,794
LYB International Finance III
1.250%, 10/01/25	80,000	77,713
NewMarket
2.700%, 03/18/31	309,000	267,245
Novelis
3.250%, 11/15/26	500,000	481,039
Reliance
2.150%, 08/15/30	299,000	257,926
RPM International
3.750%, 03/15/27	137,000	134,085
		1,628,802

REAL ESTATE — 2.7%
Agree
2.600%, 06/15/33	192,000	158,047
2.000%, 06/15/28	292,000	265,159
AvalonBay Communities
5.300%, 12/07/33	234,000	239,672
2.050%, 01/15/32	253,000	213,989
Brandywine Operating Partnership
8.300%, 03/15/28	635,000	670,230
CubeSmart
2.500%, 02/15/32	39,000	33,230
2.250%, 12/15/28	434,000	393,905
EPR Properties
3.750%, 08/15/29	10,000	9,298
Essential Properties
2.950%, 07/15/31	42,000	36,206
Forestar Group
3.850%, 05/15/26	226,000	221,046
Global Net Lease
3.750%, 12/15/27	725,000	670,937

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
Highwoods Realty
4.125%, 03/15/28	$432,000	$415,449
Omega Healthcare Investors
4.750%, 01/15/28	433,000	430,023
Realty Income
1.800%, 03/15/33	186,000	145,528
Tanger Properties
2.750%, 09/01/31	491,000	418,879
Vornado Realty
2.150%, 06/01/26	290,000	276,276
		4,597,874

UTILITIES — 4.0%
Black Hills
5.950%, 03/15/28	396,000	411,394
4.350%, 05/01/33	19,000	17,857
Consolidated Edison of New York
4.000%, 12/01/28	35,000	34,381
3.350%, 04/01/30	549,000	516,066
Constellation Energy Generation
5.600%, 03/01/28	438,000	450,413
DTE Energy
3.400%, 06/15/29	11,000	10,418
2.950%, 03/01/30	458,000	415,028
Duke Energy Carolinas
4.950%, 01/15/33	10,000	10,065
Edison International
6.950%, 11/15/29	376,000	407,313
Entergy Texas
4.500%, 03/30/39	569,000	527,439
Essential Utilities
5.375%, 01/15/34	331,000	335,960
Evergy Kansas Central
5.900%, 11/15/33	401,000	426,131
MidAmerican Energy
5.350%, 01/15/34	233,000	241,036
3.650%, 04/15/29	510,000	490,842
Northern States Power
5.350%, 11/01/39	226,000	230,658

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Oklahoma Gas and Electric
5.400%, 01/15/33	$316,000	$326,079
Pacific Gas and Electric
3.250%, 06/01/31	238,000	214,531
Piedmont Natural Gas
2.500%, 03/15/31	15,000	13,064
PPL Electric Utilities
5.000%, 05/15/33	462,000	468,145
Public Service Electric and Gas
5.200%, 08/01/33	480,000	493,135
Puget Sound Energy
5.330%, 06/15/34	156,000	159,153
Sempra
3.800%, 02/01/38	502,000	430,580
Southern California Edison
2.750%, 02/01/32	17,000	14,868
Southern California Gas
5.200%, 06/01/33	95,000	97,064
		6,741,620

		64,033,898
Total Corporate Obligations
(Cost $77,317,076)		77,963,785
MORTGAGE-BACKED SECURITIES — 26.4%

Agency Mortgage Backed Obligations — 26.4%
FHLMC
6.000%, 08/01/53	306,748	314,526
4.500%, 10/01/52	867,940	834,470
2.500%, 01/01/52	819,199	693,111
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	853,759	809,751
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	871,348	783,495
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	595,822	548,917

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Agency Mortgage Backed Obligations — continued
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	$2,000,000	$1,795,542
FNMA
7.000%, 12/01/53	498,338	516,182
6.500%, 01/01/53	1,226,702	1,257,292
6.000%, 08/01/53	1,473,314	1,493,150
5.500%, 12/01/52	2,782,001	2,795,259
5.000%, 10/01/52	2,477,120	2,437,049
4.500%, 11/01/52	581,997	559,613
3.500%, 12/01/52	2,869,815	2,602,410
3.000%, 06/01/52	6,262,520	5,465,347
2.500%, 01/01/52	6,344,531	5,445,107
2.000%, 03/01/52	11,240,144	9,228,632
1.500%, 12/01/36	888,804	775,915
GNMA
5.500%, 09/20/53	871,814	873,767
5.000%, 07/20/53	926,665	914,565
4.500%, 04/20/53	917,211	885,976
3.500%, 05/20/52	1,670,934	1,528,140
2.500%, 11/20/51	581,343	496,536
2.000%, 04/20/52	2,309,487	1,899,146

Total Mortgage-Backed Securities
(Cost $45,007,769)		44,953,898
U.S. TREASURY OBLIGATIONS — 24.6%

U.S. Treasury Bonds
5.000%, 05/15/37	108,000	—
4.250%, 02/15/54	183,000	178,739
4.250%, 08/15/54	183,000	178,968
3.375%, 11/15/48	324,000	269,009
3.125%, 05/15/48	1,071,000	852,324
3.000%, 08/15/48	1,015,000	788,687
2.875%, 05/15/49	2,584,000	1,952,939
2.875%, 05/15/52	2,047,000	1,537,089
2.250%, 05/15/41	2,492,000	1,861,894
2.250%, 08/15/46	137,000	93,791
2.000%, 02/15/50	118,000	73,473
1.875%, 02/15/41	3,073,000	2,169,226
1.875%, 02/15/51	2,045,000	1,226,920
1.875%, 11/15/51	1,694,000	1,009,121
1.625%, 11/15/50	3,116,000	1,752,872

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
1.375%, 11/15/40	$3,082,000	$2,012,329
1.375%, 08/15/50	3,740,000	1,969,052
1.250%, 05/15/50	3,307,000	1,690,575
1.125%, 05/15/40	1,024,000	650,400
1.125%, 08/15/40	3,034,000	1,910,116
		22,177,524

U.S. Treasury Notes
3.250%, 06/30/29	1,848,000	1,782,382
3.125%, 11/15/28	1,336,000	1,288,405
2.750%, 05/31/29	1,154,000	1,090,169
1.750%, 11/15/29	308,000	276,382
1.625%, 08/15/29	815,000	730,507
1.500%, 11/30/28	446,000	403,369
1.375%, 12/31/28	944,000	847,867
1.250%, 11/30/26	901,000	850,741
0.875%, 06/30/26	1,798,000	1,705,993
0.875%, 11/15/30	2,065,000	1,717,338
0.750%, 03/31/26	1,248,000	1,191,352
0.750%, 04/30/26	1,729,000	1,646,130
0.750%, 05/31/26	473,000	449,073
0.750%, 08/31/26	1,474,000	1,388,554
0.625%, 07/31/26	613,000	577,729
0.625%, 05/15/30	2,016,000	1,675,406
0.625%, 08/15/30	2,117,000	1,744,292
0.500%, 10/31/27	256,000	230,790
		19,596,479

Total U.S. Treasury Obligations
(Cost $42,614,176)		41,774,003
SOVEREIGN DEBT — 1.3%

CANADA — 0.3%
Canada Government International Bond
3.750%, 04/26/28	415,000	409,801

INDONESIA — 0.2%
Indonesia Government International Bond
4.550%, 01/11/28	315,000	312,742

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
MEXICO — 0.2%
Mexico Government International Bond
4.280%, 08/14/41	$523,000	$404,287

PANAMA — 0.1%
Panama Government International Bond
4.500%, 01/19/63	237,000	152,952

PHILIPPINES — 0.3%
Philippine Government International Bond
3.200%, 07/06/46	740,000	538,926

SOUTH KOREA — 0.2%
Korea Development Bank
4.375%, 02/15/28	209,000	208,519
2.000%, 02/24/25	200,000	198,612
		407,131
Total Sovereign Debt
(Cost $2,255,181)		2,225,839
MUNICIPAL BONDS — 0.5%

ILLINOIS — 0.2%
State of Illinois, GO
6.630%, 02/01/35	317,308	333,700

LOUISIANA — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.475%, 08/01/39	290,000	277,938

OHIO — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/38	310,000	254,636

Total Municipal Bonds
(Cost $860,614)		866,274

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
	Face Amount	Value
Tennessee Valley Authority
3.875%, 03/15/28	$439,000	$434,734

Total U.S. Government Agency Obligation
(Cost $436,102)		434,734
ASSET-BACKED SECURITY — 0.2%

Automotive — 0.2%
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A4
5.320%, 02/15/30	300,000	304,268
Total Asset-Backed Security
(Cost $303,733)		304,268
SHORT-TERM INVESTMENT — 0.5%
	Shares
DWS Government Money Market Series, Institutional Shares, 4.700% (B)
(Cost $832,076)	832,076	832,076

Total Investments — 99.6%
(Cost $169,626,727)		$169,354,877

Percentages are based on Net Assets of $170,114,534.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of November 30, 2024.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
LLLP — Limited Liability Limited Partnership
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate investment Trust
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

SOFRRATE — Secured Overnight Financing Rate
TSFR3M — 3 Month CME Term Secured

SYM-QH-001-0600

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.8%
	Shares	Value
MUNICIPAL BOND FUNDS — 98.8%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	900,525	$9,104,303
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,721,356	17,506,193
iShares National Muni Bond ETF	16,965	1,841,381
iShares Short-Term National Muni Bond ETF	38,376	4,060,564
Vanguard Tax-Exempt Bond Index ETF	72,696	3,711,131
Total Registered Investment Companies
(Cost $36,477,628)		36,223,572
SHORT-TERM INVESTMENT — 1.4%

DWS Government Money Market Series, Institutional Shares, 4.700% (B)
(Cost $503,725)	503,725	503,725

Total Investments — 100.2%
(Cost $36,981,353)		$36,727,297

Percentages are based on Net Assets of $36,654,278.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Fund’s website https://www.dimensional.com/us-en/funds.
(B)	The rate reported is the 7-day effective yield as of November 30, 2024.

Cl — Class
ETF — Exchange-Traded Fund

SYM-QH-001-0600

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 50.3%
	Face Amount	Value
AUSTRALIA — 2.5%
BHP Billiton Finance MTN
1.500%, 04/29/30	$292,000	$285,702
Brambles Finance
1.500%, 10/04/27	626,000	642,383
CSL Finance
4.250%, 04/27/32	681,000	656,034
Dyno Nobel Finance MTN
3.950%, 08/03/27	200,000	193,749
FMG Resources August 2006 Pty
4.500%, 09/15/27	384,000	373,796
Goodman US Finance Three
3.700%, 03/15/28	663,000	635,496
Macquarie Group
5.491%, SOFRRATE + 2.865%, 11/09/33(A)	128,000	130,333
1.340%, SOFRRATE + 1.069%, 01/12/27(A)	535,000	513,848
Mineral Resources MTN
9.250%, 10/01/28	283,000	296,421
8.000%, 11/01/27	1,148,000	1,170,081
Origin Energy Finance MTN
1.000%, 09/17/29	509,000	487,367
Perenti Finance Pty
7.500%, 04/26/29	738,000	770,078
Rio Tinto Finance USA
5.000%, 03/09/33	349,000	356,546
Santos Finance MTN
5.250%, 03/13/29	648,000	645,124
South32 Treasury
4.350%, 04/14/32	21,000	19,572
		7,176,530

AUSTRIA — 0.5%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse MTN
1.750%, 03/08/30	300,000	304,496
Erste Group Bank MTN
0.875%, 11/15/32(A)	200,000	197,185

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Raiffeisen Bank International MTN
0.050%, 09/01/27	$700,000	$685,221
		1,186,902

BELGIUM — 0.6%
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)	432,000	442,637
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28	1,200,000	1,162,500
		1,605,137

CANADA — 2.7%
Air Canada
3.875%, 08/15/26	809,000	789,253
Air Canada 2020-1 Class C Pass Through Trust
10.500%, 07/15/26	16,000	17,120
Bank of Nova Scotia
0.010%, 01/14/27	882,000	887,371
Canadian National Railway
5.850%, 11/01/33	551,000	592,351
Canadian Natural Resources
3.850%, 06/01/27	377,000	369,240
2.950%, 07/15/30	352,000	317,122
Cascades
5.125%, 01/15/26	820,000	814,551
Cenovus Energy
2.650%, 01/15/32	50,000	42,525
Constellation Software
5.461%, 02/16/34	203,000	207,671
Enerflex
9.000%, 10/15/27	1,300,000	1,356,943
Fairfax Financial Holdings
2.750%, 03/29/28	514,000	538,725
Suncor Energy
7.150%, 02/01/32	532,000	592,600
Toronto-Dominion Bank MTN
1.707%, 07/28/25	842,000	885,711
		7,411,183

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CHILE — 0.1%
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/61	$237,000	$158,788

CHINA — 0.5%
China Construction Bank
2.850%, H15T5Y + 1.400%, 01/21/32(A)	893,000	858,492
Industrial & Commercial Bank of China MTN
1.625%, 10/28/26	600,000	567,789
		1,426,281

CZECHIA — 0.1%
Ceska sporitelna MTN
5.943%, EUR003M + 2.400%, 06/29/27(A)	300,000	331,185

DENMARK — 0.6%
H Lundbeck MTN
0.875%, 10/14/27	529,000	529,022
Pandora MTN
4.500%, 04/10/28	563,000	622,435
Sydbank MTN
5.125%, EUSA1 + 1.850%, 09/06/28(A)	482,000	537,216
		1,688,673

FINLAND — 0.2%
Nokia
4.375%, 06/12/27	619,000	607,401

FRANCE — 1.4%
Arkea Home Loans SFH MTN
3.000%, 03/30/27	700,000	749,988
Electricite de France
5.700%, 05/23/28	864,000	885,414
La Banque Postale MTN
4.000%, 05/03/28	1,400,000	1,532,161

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
La Banque Postale Home Loan SFH MTN
3.000%, 01/31/31	$300,000	$323,647
MMS USA Holdings MTN
1.750%, 06/13/31	200,000	197,267
		3,688,477

GERMANY — 4.8%
Aareal Bank MTN
0.050%, 09/02/26	500,000	500,981
Berlin Hyp MTN
1.750%, 05/10/32	49,000	49,083
1.250%, 08/25/25	47,000	49,238
0.010%, 01/27/31	689,000	626,153
Commerzbank MTN
3.375%, 12/12/25	312,000	333,522
Deutsche Bahn Finance GMBH MTN
1.125%, 05/29/51	1,128,000	759,278
Deutsche Bank MTN
1.875%, EUR003M + 1.380%, 02/23/28(A)	700,000	721,395
0.010%, 10/02/29	226,000	212,204
Deutsche Kreditbank
3.000%, 01/31/35	200,000	217,738
Deutsche Pfandbriefbank MTN
0.010%, 08/25/26	300,000	303,580
Fresenius Medical Care US Finance III
1.875%, 12/01/26	663,000	622,003
Hella GmbH & KGaA
0.500%, 01/26/27	659,000	660,018
Kreditanstalt fuer Wiederaufbau MTN
5.125%, 09/29/25	1,101,000	1,106,760
2.500%, 11/19/25	2,067,000	2,192,528
Landwirtschaftliche Rentenbank MTN
0.100%, 03/08/27	541,000	546,045
0.050%, 01/31/31	1,131,000	1,036,081
Muenchener Hypothekenbank eG MTN
2.750%, 09/24/25	816,000	864,541
NRW Bank
2.875%, 04/05/33	15,000	16,207
1.625%, 08/03/32	1,766,000	1,752,179

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Wintershall Dea Finance BV
1.332%, 09/25/28	$300,000	$294,970
		12,864,504

GREECE — 0.6%
Danaos
8.500%, 03/01/28	1,026,000	1,048,604
National Bank of Greece MTN
4.500%, EUR006M + 1.812%, 01/29/29(A)	502,000	552,550
		1,601,154

ITALY — 1.2%
Banco BPM MTN
3.750%, 06/27/28	200,000	218,946
BPER Banca SPA MTN
4.250%, EUR003M + 1.600%, 02/20/30(A)	473,000	522,757
Enel Finance International
5.000%, 06/15/32	657,000	653,061
ERG MTN
0.500%, 09/11/27	672,000	665,450
Intesa Sanpaolo MTN
4.000%, 09/23/29	709,000	674,775
		2,734,989

JAPAN — 0.6%
Aozora Bank
5.900%, 09/08/26	540,000	543,079
JT International Financial Services BV MTN
3.875%, 09/28/28	699,000	676,576
Renesas Electronics
2.170%, 11/25/26	286,000	270,695
		1,490,350

LUXEMBOURG — 0.2%
ArcelorMittal
4.250%, 07/16/29	508,000	498,058

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MEXICO — 0.1%
Infraestructura Energetica Nova SAPI
4.750%, 01/15/51	$394,000	$292,252

NETHERLANDS — 0.9%
IMCD
4.875%, 09/18/28	403,000	450,422
Koninklijke KPN MTN
0.875%, 11/15/33	100,000	87,011
Sandoz Finance BV
4.220%, 04/17/30	523,000	584,748
TenneT Holding BV MTN
0.875%, 06/16/35	954,000	812,025
Wolters Kluwer
3.000%, 09/23/26	550,000	585,677
		2,519,883

NORWAY — 0.7%
Aker BP
5.600%, 06/13/28	488,000	498,580
1.125%, 05/12/29	116,000	112,593
DNB Bank
1.535%, H15T1Y + 0.720%, 05/25/27(A)	588,000	559,868
SpareBank 1 Sor-Norge MTN
4.875%, 08/24/28	201,000	226,233
Var Energi
7.500%, 01/15/28	606,000	644,687
		2,041,961

PANAMA — 0.1%
AES Panama Generation Holdings SRL
4.375%, 05/31/30	201,712	179,171

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
QATAR — 0.1%
QatarEnergy
3.300%, 07/12/51	$200,000	$142,203

SAUDI ARABIA — 0.1%
Gaci First Investment
5.375%, 10/13/22	202,000	174,730

SPAIN — 0.5%
CaixaBank
5.673%, SOFRINDX + 1.780%, 03/15/30(A)	660,000	671,505
Unicaja Banco MTN
5.125%, EUSA1 + 2.150%, 02/21/29(A)	500,000	560,016
		1,231,521

SUPRANATIONAL — 4.3%
African Development Bank
4.625%, 01/04/27	866,000	873,343
Asian Development Bank MTN
4.250%, 01/09/26	888,000	886,237
3.125%, 08/20/27	250,000	243,220
Council of Europe Development Bank MTN
3.125%, 09/13/28	1,548,000	1,689,438
European Investment Bank
4.500%, 10/16/28	484,000	489,716
0.750%, 10/26/26	728,000	681,878
0.375%, 09/15/27	2,106,000	2,122,270
Inter-American Development Bank MTN
4.500%, 05/15/26	1,060,000	1,062,509
3.500%, 09/14/29	16,000	15,549
International Bank for Reconstruction & Development
3.500%, 07/12/28	1,098,000	1,073,632
3.100%, 04/14/38	975,000	1,057,727
International Finance MTN
4.375%, 01/15/27	865,000	867,148

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Nordic Investment Bank
5.000%, 10/15/25	$835,000	$838,100
		11,900,767

SWEDEN — 0.8%
Epiroc MTN
3.625%, 02/28/31	489,000	532,790
Molnlycke Holding MTN
4.250%, 09/08/28	184,000	202,741
0.875%, 09/05/29	491,000	470,805
Tele2 MTN
3.750%, 11/22/29	535,000	580,448
Telefonaktiebolaget LM Ericsson MTN
1.125%, 02/08/27	593,000	605,493
		2,392,277

SWITZERLAND — 0.9%
Holcim Finance Luxembourg MTN
0.500%, 11/29/26	201,000	204,155
0.125%, 07/19/27	490,000	486,373
Lonza Finance International
3.875%, 05/25/33	427,000	473,575
UBS Group
7.750%, EUAMDB01 + 4.950%, 03/01/29(A)	816,000	988,483
UBS Switzerland MTN
3.390%, 12/05/25	100,000	106,802
		2,259,388

UNITED ARAB EMIRATES — 0.2%
Abu Dhabi National Energy PJSC
4.696%, 04/24/33	637,000	626,733

UNITED KINGDOM — 4.8%
3i Group
4.875%, 06/14/29	524,000	590,058
AA Bond MTN
8.450%, 01/31/28	555,000	748,336

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Babcock International Group MTN
1.375%, 09/13/27	$262,000	$265,071
Barclays MTN
2.885%, EUAMDB01 + 1.680%, 01/31/27(A)	830,000	879,486
BAT International Finance
5.931%, 02/02/29	31,000	32,239
1.668%, 03/25/26	723,000	694,316
Compass Group Finance Netherlands BV MTN
1.500%, 09/05/28	625,000	636,307
Harbour Energy
5.500%, 10/15/26	254,000	252,867
HSBC Holdings
6.254%, SOFRRATE + 2.390%, 03/09/34(A)	514,000	546,207
4.762%, SOFRRATE + 2.530%, 03/29/33(A)	464,000	443,887
Imperial Brands Finance
6.125%, 07/27/27	434,000	446,847
3.875%, 07/26/29	247,000	235,338
Informa MTN
1.250%, 04/22/28	511,000	513,060
InterContinental Hotels Group MTN
2.125%, 05/15/27	625,000	652,787
ITV
1.375%, 09/26/26	636,000	657,913
Lloyds Banking Group
4.976%, H15T1Y + 2.300%, 08/11/33(A)	483,000	475,594
4.500%, EUSA1 + 1.600%, 01/11/29(A)	157,000	174,062
National Grid
5.602%, 06/12/28	669,000	687,242
Nationwide Building Society MTN
3.960%, US0003M + 1.855%, 07/18/30(A)	583,000	556,383
2.250%, 05/16/37	799,000	793,316
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	619,000	636,315
RELX Capital
3.000%, 05/22/30	744,000	684,500
Rolls-Royce MTN
1.625%, 05/09/28	388,000	392,722

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SSE MTN
4.000%, 09/05/31	$100,000	$111,925
Standard Chartered
0.800%, 11/17/29(A)	688,000	666,937
		12,773,715

UNITED STATES — 20.2%
COMMUNICATION SERVICES — 2.0%
AT&T
2.050%, 05/19/32	438,000	432,859
Belo
7.750%, 06/01/27	387,000	402,955
Charter Communications Operating
5.050%, 03/30/29	676,000	669,838
Cogent Communications Group
3.500%, 05/01/26	834,000	808,654
Fox
6.500%, 10/13/33	285,000	305,867
3.500%, 04/08/30	338,000	317,746
Meta Platforms
4.600%, 05/15/28	281,000	283,398
Netflix
6.375%, 05/15/29	10,000	10,709
4.875%, 04/15/28	571,000	576,822
Omnicom Group
4.200%, 06/01/30	494,000	480,882
2.450%, 04/30/30	191,000	169,547
TEGNA
5.000%, 09/15/29	781,000	738,135
4.625%, 03/15/28	68,000	64,641
		5,262,053

CONSUMER DISCRETIONARY — 3.0%
Adtalem Global Education
5.500%, 03/01/28	1,521,000	1,494,878
Bath & Body Works
6.694%, 01/15/27	790,000	807,979
Block Financial
3.875%, 08/15/30	165,000	153,838
2.500%, 07/15/28	530,000	485,340

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Choice Hotels International
3.700%, 01/15/31	$595,000	$543,959
Dick's Sporting Goods
3.150%, 01/15/32	20,000	17,724
Lennar
5.250%, 06/01/26	148,000	148,835
Meritage Homes
5.125%, 06/06/27	526,000	528,159
NVR
3.000%, 05/15/30	734,000	667,541
Patrick Industries
4.750%, 05/01/29	53,000	50,569
PulteGroup
6.375%, 05/15/33	556,000	600,771
PVH
3.125%, 12/15/27	563,000	596,521
Shea Homes
4.750%, 02/15/28	1,216,000	1,181,254
Travel + Leisure
6.625%, 07/31/26	775,000	784,161
		8,061,529

CONSUMER STAPLES — 0.7%
Philip Morris International
4.875%, 02/13/26	351,000	352,156
2.875%, 05/14/29	374,000	396,213
Pilgrim's Pride
4.250%, 04/15/31	644,000	600,703
Smithfield Foods
4.250%, 02/01/27	678,000	664,177
		2,013,249

ENERGY — 1.9%
Apache
4.375%, 10/15/28	302,000	292,586
California Resources
8.250%, 06/15/29	10,000	10,263
Civitas Resources
5.000%, 10/15/26	816,000	803,950

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Coterra Energy
5.600%, 03/15/34	$192,000	$194,881
Expand Energy
4.750%, 02/01/32	586,000	557,663
Helix Energy Solutions Group
9.750%, 03/01/29	1,342,000	1,450,133
Helmerich & Payne
2.900%, 09/29/31	687,000	587,114
Marathon Oil
4.400%, 07/15/27	58,000	57,753
New Fortress Energy
6.500%, 09/30/26	800,000	746,395
Ovintiv
5.650%, 05/15/28	428,000	436,572
		5,137,310

FINANCIALS — 4.1%
Apollo Management Holdings
4.872%, 02/15/29	129,000	128,927
Arch Capital Group
7.350%, 05/01/34	12,000	13,899
Athene Global Funding MTN
0.832%, 01/08/27	464,000	471,021
Bank of America MTN
3.648%, 03/31/29(A)	150,000	163,296
Barings BDC
3.300%, 11/23/26	461,000	440,637
BGC Group
8.000%, 05/25/28	286,000	306,294
Brown & Brown
5.650%, 06/11/34	112,000	115,295
CBRE Services
5.950%, 08/15/34	197,000	207,715
Chubb INA Holdings
0.875%, 06/15/27	413,000	418,119
Citizens Financial Group
3.250%, 04/30/30	757,000	694,220
Discover Bank
4.650%, 09/13/28	620,000	613,725

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Enact Holdings
6.250%, 05/28/29	$557,000	$571,194
F&G Global Funding
2.300%, 04/11/27	12,000	11,254
2.000%, 09/20/28	722,000	637,143
First American Financial
4.000%, 05/15/30	412,000	388,089
Global Atlantic Finance
4.400%, 10/15/29	117,000	112,111
Hercules Capital
3.375%, 01/20/27	35,000	33,370
2.625%, 09/16/26	594,000	564,696
M&T Bank
7.413%, SOFRRATE + 2.800%, 10/30/29(A)	90,000	97,093
5.053%, SOFRRATE + 1.850%, 01/27/34(A)	410,000	398,471
Main Street Capital
3.000%, 07/14/26	561,000	538,771
MGIC Investment
5.250%, 08/15/28	629,000	623,061
NMI Holdings
6.000%, 08/15/29	337,000	341,713
Reliance Standard Life Global Funding II
2.750%, 01/21/27	645,000	610,997
SLM
3.125%, 11/02/26	800,000	761,411
Starwood Property Trust
3.625%, 07/15/26	800,000	772,124
Synchrony Financial
5.150%, 03/19/29	558,000	553,608
Synovus Bank
5.625%, 02/15/28	420,000	422,750
		11,011,004

HEALTH CARE — 1.3%
Agilent Technologies
2.750%, 09/15/29	721,000	659,818
Centene
4.625%, 12/15/29	415,000	397,894

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
3.000%, 10/15/30	$11,000	$9,592
2.625%, 08/01/31	218,000	182,194
McKesson
5.100%, 07/15/33	187,000	190,554
Regeneron Pharmaceuticals
1.750%, 09/15/30	803,000	675,307
Stryker
3.650%, 03/07/28	714,000	695,614
Universal Health Services
4.625%, 10/15/29	566,000	551,582
		3,362,555

INDUSTRIALS — 2.5%
Acuity Brands Lighting
2.150%, 12/15/30	627,000	541,295
Booz Allen Hamilton
5.950%, 08/04/33	601,000	624,593
3.875%, 09/01/28	15,000	14,359
Cintas No. 2
3.700%, 04/01/27	281,000	275,925
CoreCivic
4.750%, 10/15/27	1,282,000	1,243,810
EnerSys
4.375%, 12/15/27	742,000	708,461
Flowserve
2.800%, 01/15/32	420,000	360,188
Jacobs Engineering Group
6.350%, 08/18/28	616,000	645,465
Nordson
5.600%, 09/15/28	561,000	579,316
Quanta Services
5.250%, 08/09/34	60,000	60,031
Steelcase
5.125%, 01/18/29	1,533,000	1,490,494
Wabtec Transportation Netherlands BV
1.250%, 12/03/27	306,000	308,754
		6,852,691

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — 0.9%
Amphenol
4.750%, 03/30/26	$628,000	$628,424
Gartner
4.500%, 07/01/28	554,000	540,822
Skyworks Solutions
3.000%, 06/01/31	591,000	514,444
VeriSign
2.700%, 06/15/31	627,000	542,197
Xerox Holdings
5.000%, 08/15/25	269,000	266,801
		2,492,688

MATERIALS — 0.7%
AptarGroup
3.600%, 03/15/32	452,000	411,705
Novelis
3.250%, 11/15/26	851,000	818,729
Packaging Corp of America
5.700%, 12/01/33	58,000	60,703
Westlake
1.625%, 07/17/29	594,000	590,808
		1,881,945

REAL ESTATE — 1.7%
Agree
2.600%, 06/15/33	124,000	102,072
Broadstone Net Lease
2.600%, 09/15/31	543,000	456,064
EPR Properties
4.950%, 04/15/28	550,000	542,651
Essential Properties
2.950%, 07/15/31	10,000	8,620
Forestar Group
3.850%, 05/15/26	835,000	816,696
Highwoods Realty
3.875%, 03/01/27	602,000	585,807
National Health Investors
3.000%, 02/01/31	80,000	68,909

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
RLJ Lodging Trust
4.000%, 09/15/29	$605,000	$552,319
3.750%, 07/01/26	800,000	778,543
Vornado Realty
2.150%, 06/01/26	800,000	762,140
		4,673,821

UTILITIES — 1.4%
Alliant Energy Finance
3.600%, 03/01/32	143,000	129,181
Black Hills
5.950%, 03/15/28	620,000	644,101
Duke Energy
3.100%, 06/15/28	153,000	162,898
Essential Utilities
5.375%, 01/15/34	482,000	489,223
NRG Energy
2.450%, 12/02/27	592,000	549,646
Oncor Electric Delivery
3.500%, 05/15/31	341,000	370,462
PPL Electric Utilities
5.000%, 05/15/33	107,000	108,423
Vistra Operations
4.300%, 07/15/29	432,000	417,395
3.700%, 01/30/27	267,000	260,502
Xcel Energy
5.450%, 08/15/33	631,000	641,794
		3,773,625

		54,522,470
Total Corporate Obligations
(Cost $135,793,559)		135,526,683
SOVEREIGN DEBT — 23.7%

AUSTRIA — 0.1%
Republic of Austria Government Bond
0.250%, 10/20/36	526,000	421,417

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
BELGIUM — 1.1%
Kingdom of Belgium Government Bond
2.750%, 04/22/39	$2,833,000	$2,935,897

CANADA — 2.9%
Canada Housing Trust No. 1
4.150%, 06/15/33	16,000	12,070
1.600%, 12/15/31	3,585,000	2,291,770
		2,303,840
Canadian Government Bond
1.750%, 12/01/53	226,000	119,677

Province of British Columbia Canada
4.800%, 11/15/28	802,000	815,730

Province of Ontario Canada
3.600%, 03/08/28	1,225,000	888,025
3.100%, 05/19/27	938,000	911,893
2.550%, 12/02/52	1,922,000	1,048,185
		2,848,103
Province of Quebec Canada
4.400%, 12/01/55	1,349,000	1,034,304
3.625%, 04/13/28	917,000	898,045
		1,932,349
CHILE — 0.4%
Chile Government International Bond
1.250%, 01/22/51	457,000	278,400
0.100%, 01/26/27	907,000	900,790
		1,179,190
FRANCE — 4.4%
Action Logement Services MTN
0.375%, 10/05/31	1,500,000	1,339,556

French Republic Government Bond OAT
1.250%, 05/25/38	5,000	4,217
0.000%, 05/25/32(1)	11,989,000	10,400,744
		10,404,961

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
GERMANY — 1.7%
Bundesrepublik Deutschland Bundesanleihe
1.000%, 05/15/38	$1,943,775	$1,755,337
0.000%, 08/15/52(1)	7,000	3,960
		1,759,297
Bundesschatzanweisungen
2.900%, 06/18/26	1,730,268	1,854,998

State of North Rhine-Westphalia Germany MTN
3.400%, 03/07/73	72,000	87,326
2.900%, 01/15/53	965,000	993,199
		1,080,525
HONG KONG — 0.1%
Hong Kong Government International Bond MTN
1.375%, 02/02/31	200,000	168,848

HUNGARY — 0.1%
Hungary Government International Bond
5.250%, 06/16/29	200,000	198,072

INDONESIA — 0.1%
Indonesia Government International Bond
4.550%, 01/11/28	200,000	198,567

ISRAEL — 0.2%
Israel Government International Bond MTN
6.500%, 11/06/31	212,000	224,459
5.000%, 10/30/26	340,000	369,488
		593,947
ITALY — 1.4%
Italy Buoni Poliennali Del Tesoro
3.850%, 07/01/34	2,467,000	2,751,345
2.150%, 03/01/72	1,395,000	978,365
		3,729,710

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
JAPAN — 4.6%
Japan Bank for International Cooperation
3.875%, 09/16/25	$240,000	$238,425

Japan Government Forty Year Bond
1.300%, 03/20/63	374,200,000	1,761,359

Japan Government Ten Year Bond
0.600%, 12/20/33	56,650,000	366,833
0.400%, 06/20/33	11,600,000	74,278
		441,111
Japan Government Thirty Year Bond
1.200%, 06/20/53	491,650,000	2,578,095

Japan Government Twenty Year Bond
0.500%, 03/20/41	1,173,800,000	6,588,970
0.400%, 06/20/41	107,350,000	589,007
		7,177,977
MEXICO — 0.1%
Mexico Government International Bond
5.400%, 02/09/28	207,000	207,298

NETHERLANDS — 0.4%
Netherlands Government Bond
2.000%, 01/15/54	672,000	644,193
0.500%, 07/15/32	496,000	462,353
		1,106,546
PERU — 0.1%
Peruvian Government International Bond
3.230%, 07/28/21	337,000	191,097

ROMANIA — 0.1%
Romanian Government International Bond
3.625%, 03/27/32	206,000	172,793

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
SAUDI ARABIA — 0.2%
Saudi Government International Bond MTN
4.750%, 01/18/28	$430,000	$430,058

SOUTH KOREA — 0.2%
Korea Development Bank
4.000%, 09/08/25	639,000	634,934

SPAIN — 1.7%
Spain Government Bond
1.900%, 10/31/52	245,000	190,878
1.450%, 10/31/71	1,000	583
0.800%, 07/30/29	4,399,000	4,338,260
		4,529,721
SUPRANATIONAL — 1.8%
European Financial Stability Facility
2.750%, 08/17/26	1,255,000	1,338,321

European Union MTN
2.750%, 10/05/26	2,767,000	2,958,126
0.700%, 07/06/51	1,056,000	656,660
		3,614,786
UNITED KINGDOM — 2.0%
United Kingdom Gilt
1.125%, 01/31/39	7,656,105	5,530,525
		5,530,525
Total Sovereign Debt
(Cost $65,189,570)		63,837,730
U.S. TREASURY OBLIGATIONS — 12.7%

U.S. Treasury Bonds
1.875%, 11/15/51	1,357,800	808,846
1.750%, 08/15/41	22,308,400	15,233,326
		16,042,172

U.S. Treasury Notes
3.375%, 05/15/33	6,288,000	5,930,370
2.625%, 07/31/29	7,947,900	7,453,640

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
1.375%, 11/15/31	$5,742,700	$4,789,322
		18,173,332

Total U.S. Treasury Obligations
(Cost $34,080,359)		34,215,504
MORTGAGE-BACKED SECURITIES — 12.0%

Agency Mortgage Backed Obligations — 12.0%
FHLMC
6.000%, 08/01/53	350,570	359,458
2.500%, 01/01/52	1,146,879	970,355
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	426,879	404,875
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	609,944	548,447
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	297,911	274,458
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	1,500,000	1,346,657
FNMA
7.000%, 12/01/53	321,508	333,021
6.500%, 01/01/53	792,029	811,780
6.000%, 08/01/53	949,978	962,768
5.500%, 12/01/52	1,644,215	1,650,932
5.000%, 10/01/52	1,610,434	1,584,378
3.500%, 12/01/52	1,849,436	1,677,109
3.000%, 06/01/52	5,337,141	4,657,460
2.500%, 01/01/52	3,781,049	3,248,700
2.000%, 03/01/52	9,635,870	7,869,748
1.500%, 12/01/36	1,086,050	893,303
GNMA
5.500%, 09/20/53	1,220,539	1,223,273
5.000%, 07/20/53	1,297,331	1,280,392
3.500%, 05/20/52	1,077,752	985,651
2.000%, 04/20/52	1,503,659	1,236,494

Total Mortgage-Backed Securities
(Cost $32,386,924)		32,319,259

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

SHORT-TERM INVESTMENT — 1.6%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 4.700% (B)
(Cost $4,255,177)	4,255,177	$4,255,177

Total Investments — 100.3%
(Cost $271,705,589)		$270,154,353

A list of the open centrally cleared swap contracts held by the Fund at November 30, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
IW 2 CNY-CURVE FLOAT	0.0165% FIXED	Quarterly	03/19/2030	CNY	173,500,000	$73,697	$–	$73,697

A list of the open forward foreign currency contracts held by the Fund at November 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Barclays PLC	12/04/24	EUR	794,107	USD	862,536	$21,979
BNP Paribas	12/04/24	USD	1,060,718	EUR	1,004,674	$2,724
BNP Paribas	12/04/24	CAD	7,572,861	USD	5,453,979	$44,485
BNP Paribas	01/03/25	GBP	5,066,171	USD	6,414,906	$(42,209)
Goldman Sachs	01/06/25	JPY	1,843,033,749	USD	12,234,763	$(148,691)
HSBC	12/04/24	GBP	5,066,171	USD	6,579,667	$122,337
HSBC	12/04/24	EUR	74,500,454	USD	81,089,051	$2,230,711
HSBC	01/03/25	EUR	74,289,886	USD	78,361,789	$(381,186)
HSBC	12/04/24	JPY	1,843,033,749	USD	12,112,893	$(211,212)
Morgan Stanley	01/03/25	EUR	403,788	USD	423,884	$(4,108)
RBC	01/03/25	CAD	7,572,861	USD	5,389,967	$(26,124)
						$1,608,706

Percentages are based on Net Assets of $269,266,692.

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND
NOVEMBER 30, 2024 (Unaudited)

(1)	No Interest Rate Available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of November 30, 2024.

Cl — Class
EUR003M — 3 Month EUR Swap Rate
EUR006M — 6 Month EUR Swap Rate
EUSA1 — EUR Swap Annual 10 Yr
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — 1 Year US Treasury Yield Curve Constant Maturity Rate
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
US0003M — 3 Month USD Swap Rate

SYM-QH-001-0600

SYMMETRY PANORAMIC ALTERNATIVES FUND
NOVEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 95.0%
	Shares	Value
EQUITY FUNDS — 95.0%
AQR Alternative Risk Premia Fund, Cl R6	28,269	$323,398
AQR Diversified Arbitrage Fund, Cl R6 (A)	251,706	3,070,814
AQR Managed Futures Strategy Fund, Cl R6	186,903	1,605,493
AQR Style Premia Alternative Fund, Cl R6	159,049	1,286,704
Total Registered Investment Companies
(Cost $5,693,298)		6,286,409
SHORT-TERM INVESTMENT — 4.9%

DWS Government Money Market Series, Institutional Shares, 4.700% (B)
(Cost $322,592)	322,592	322,592

Total Investments — 99.9%
(Cost $6,015,890)		$6,609,001

Percentages are based on Net Assets of $6,617,573.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Fund’s website https://funds.aqr.com/funds/aqr-diversified-arbitrage-fund.
(B)	The rate reported is the 7-day effective yield as of November 30, 2024.

Cl — Class

SYM-QH-001-0600